United States
                          Securities and Exchange Commission
                                 Washington, D.C. 20549

                                      Form N-CSR

                  Certified Shareholder Report of Registered Management
                                 Investment Companies

                     Investment Company Act File Number 811-04466

                                  Monetta Fund, Inc.
                  (exact name of registrant as specified in charter)

                              1776-A S. Naperville Road
                                     Suite 100
                                Wheaton, IL 60187-8133
                       (address of principal executive offices)

                                  Arthur Don Esq.
                                 Seyfarth Shaw LLP
                         55 E. Monroe Street, Suite 4200
                                 Chicago, IL 60603
                       (name and address of agent for service)



Registrant's telephone number, including area code: (630) 462-9800

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2006


Form N-CSR is to be used by management Investment companies to file reports with the Commission not later that 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary , Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed the collection of information under the clearance requirements of 44 U.S.C. 3507.





Item 1.   Annual Report to Shareholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).






Monetta Family
of Mutual Funds
No-Load







Monetta Fund

Monetta Trust
Select Technology Fund
Mid-Cap Equity Fund
Balanced Fund
Intermediate Bond Fund
Government Money
  Market Fund






Semi-Annual Report
June 30, 2006




1-800-MONETTA
www.monetta.com

TABLE OF CONTENTS
Performance Highlights
	Monetta Fund					4
	Monetta Select Technology Fund			5
	Monetta Mid-Cap Equity Fund			6
	Monetta Balanced Fund				7
	Monetta Intermediate Bond Fund			8
	Monetta Government Money Market Fund		9

Schedule of Investments
	Monetta Fund				       11
	Monetta Select Technology Fund		       14
	Monetta Mid-Cap Equity Fund		       15
	Monetta Balanced Fund			       17
	Monetta Intermediate Bond Fund		       21
	Monetta Government Money Market Fund	       24

Financial Statements
	Statements of Assets & Liabilities	       25
	Statements of Operations		       26
	Statements of Changes in Net Assets	       27
	Notes to Financial Statements		       29

Directors/Trustees				       39

Performance data quoted represents past performance;
past performance does not guarantee future results.
The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling
1-800-Monetta, or visiting www.monetta.com

"Risks": Excluding the Government Money Market Fund, the Monetta Funds, at the discretion of the Portfolio
Manager, may invest in Initial Public Offerings (IPO's) which will significantly impact its performance.
Due to the speculative nature of IPO's, there can be no assurance that IPO participation will continue and that IPO's will have a positive effect on funds' performance. For the six months ended June 30, 2006, the Funds did not participate in IPO's. Historically, small company stocks and mid-cap company stocks have been more volatile than large company stocks, including the increased risk of price fluctuations.

References to individual securities are the views of the Adviser at the date of this report and are subject to change.
References are not a recommendation to buy or sell any security.Fund holdings and compositions are subject to change.

Participation in a dollar cost averaging plan does not assure a profit and does not protect against a loss in declining markets.

Since indices are unmanaged, it is not possible to invest in them.

Sources for performance data include Lipper Analytical
Services, Inc. (Lipper) and Bloomberg L.P.

Lipper is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives.

This report must be preceded or accompanied by a Prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses. Read it carefully before you invest or send money.

Opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Distributor: Quasar Distributors, LLC 08/06.


<Page 2>



Dear Fellow Shareholders:		             July 20, 2006

The first half of 2006 can best be described as a "bumpy" roller coaster ride. Stocks first dipped in January, climbed steadily until early May and then dropped suddenly as we approached the second quarter's end. The recent market decline can be attributed to a tough-talking Federal Reserve, leading to higher inflation fears. Consequently, the stock market as measured by the S&P 500 Index, was up 2.71% for the first half of the year while the ten year treasury yield increased from 4.30% in January 2006 to 5.14% at June 30, 2006.

Most investors believe that inflation fears were the main culprit. However, inflation typically increases at the end of a Federal Reserve's tightening cycle and takes about six months from the last rate hike for the markets to consolidate and recover. Our indicators suggest that investor sentiment is more about the economy achieving a soft landing, in a higher interest rate environment, thereby avoiding a recession in 2007.

Investors have become more defensive over the past month. Money flows show a rotation towards the stable growth sectors with more predictable earnings such as utilities, healthcare and consumer staples. Historically, as these defensive sectors attract new investors, the growth and cyclical sectors of the market decline with increasing volatility. The extent and duration of a market correction depends on changing economic prospects.

A key indicator leading to an economic slowdown has been widening credit spreads. In spite of higher interest rates, credit spreads between different quality bonds has remained relatively narrow. This suggests that the shift toward defensive sectors may be temporary and the bull market that began in 2004 is still intact.

It will take more time and evidence before investors know whether a recession can be avoided as the Federal Reserve attempts to guide the economy into a soft landing. Other near-term uncertainties include events in the Middle-East, higher oil prices and the strength of corporate earnings.

Thank you for investing with Monetta.

Sincerely,




Robert S. Bacarella
President, Founder and Portfolio Manager


<Page 3>




Monetta Fund					   Period ended 6/30/06

Investment Objective:	Market Capitalization:	     Total Net Assets:
Capital Appreciation	$27 billion			$57.9 million


PERFORMANCE:		      Average Annual Total Return
			 	1 Year	5 Year	10 Year
Monetta Fund 			13.04%	3.54%	4.19%
S&P 500*			8.62%	2.49%	8.32%
*Source Lipper

[Graph Appears Here]


        Monetta
Date	Fund	S & P

Jun-96	10,000	10,000
Sep-96	9,982	10,309
Dec-96	9,706	11,168
Mar-97	9,002	11,468
Jun-97	10,853	13,466
Sep-97	13,022	14,475
Dec-97	12,248	14,890
Mar-98	13,596	16,966
Jun-98	12,376	17,529
Sep-98	9,468	15,790
Dec-98	11,142	19,171
Mar-99	9,891	20,125
Jun-99	11,321	21,544
Sep-99	11,454	20,200
Dec-99	16,913	23,203
Mar-00	20,108	23,735
Jun-00	19,445	23,103
Sep-00	18,261	22,879
Dec-00	14,210	21,090
Mar-01	11,628	18,591
Jun-01	12,666	19,679
Sep-01	9,818	16,792
Dec-01	11,218	18,585
Mar-02	10,964	18,620
Jun-02	10,301	16,127
Sep-02	9,445	13,342
Dec-02	9,505	14,467
Mar-03	8,902	14,011
Jun-03	10,590	16,167
Sep-03	10,843	16,596
Dec-03	12,364	18,615
Mar-04	12,267	18,930
Jun-04	11,651	19,255
Sep-04	11,627	18,895
Dec-04	12,547	20,669
Mar-05	12,402	20,225
Jun-05	13,332	20,502
Sep-05	14,166	21,240
Dec-05	14,480	21,682
Mar-06	15,591	22,595
Jun-06	15,072	22,270


Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-Monetta or visiting www.monetta.com.

The hypothetical graph to the right compares the change in value of a $10,000 investment in the Monetta Fund and the S&P 500 Index, with dividend and capital gains reinvested. Since the Russell 3000 Growth Index is no longer an appropriate index, it is no longer reflected on the graph. Had it been reflected, the value of a $10,000 investment for the ten year period ended June 30, 2006 would have been $16,670.

The S&P 500 Index is the Standard & Poor's Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Please refer to "risks" footnote at bottom of Page 2.


Top 5 Equity Holdings:

		      % of Net Assets

Nucor Corp.			2.25%
The Walt Disney Co.		2.07%
Wells Fargo & Co.		1.74%
Terex Corp.			1.70%
The Goldman Sachs Group, Inc.	1.69%

Total Top 5 Equity Holdings	9.45%



Portfolio Composition

Diversified Financial Services 	    7.1%
Oil & Gas	                    6.9%
Iron/Steel 	                    5.3%
Oil & Gas Services 	            4.8%
Media	                            4.0%
Telecommunications	            3.6%
Pharmaceuticals 	            3.5%
Retail	                            3.5%
Machinery-Construction & Mining     3.4%
All Other Industries	           55.8%
(A)	                            2.1%


 (A) Short-term investments net of other assets and liabilities.

Commentary

The Monetta Fund was up 4.09% and 13.04%, respectively, during the six month and one year period ended June 30, 2006. The Fund returns compare favorably to the S&P 500 Index returns of 2.71% and 8.62%, respectively, over the same periods.

Since year end, the Fund's average market capitalization continued to decline from $49 billion to $27 billion at June 30, 2006 while the Fund's turnover declined from 170.2% at December 31, 2005 to 79.7% at June 30, 2006. Year-to-date net realized gains totaled approximately $1.6 million, which will have no tax implication to shareholders as the gain was offset by tax loss carryforwards.

Relative to the S&P 500 Index, the Fund benefited from its sector overweightings in material processing and energy groups while underweighting the financial services and technology groups. The best performing securities included Nucor Corp., a steel producer, Terex Corp., a construction/mining machinery company and Archer-Daniels-Midland Co., a major agricultural commodities company, representing 2.25%, 1.70% and 1.64%, respectively, of June 30, 2006 net assets. The Fund's worst performing securities were primarily in the technology sector which included SanDisk Corp., Jabil Circuit, Inc., and Red Hat, Inc., which were sold during the period.

Since May, very few industry sectors seem capable of participating in market rallies. Formerly strong sectors like materials, energy and metals weakened as investors appeared to trim back on these sectors to realize profits. The sale proceeds appeared to be reinvested in more defensive areas such as utilities, healthcare and consumer staples.

Our emphasis on money flows and improving relative strength, as leading market indicators, led us to increase sector weightings in media, transportation and consumer staple groups. New purchases included Comcast Corp., General Motors Corp. and CVS Corp., representing 0.79%, 1.03% and 0.53%, respectively, of June 30, 2006 net assets. The weakest sector was technology, where our weightings were reduced.

Recent market trends suggest a slowing economic environment. Future market direction will largely depend on changing economic growth prospects.



<Page 4>


Monetta Select Technology Fund			 	Period ended 6/30/06

Investment Objective:	Market Capitalization:		   Total Net Assets:
Capital Appreciation	$23 billion			   $1.3 million


PERFORMANCE:			Average Annual Total Return
					    Since Inception
				1 Year	5 Year	2/1/97
Select Technology Fund 		-3.23%	-9.80%	0.16%
S&P 500*	 		 8.62%	 2.49%	6.90%
Merrill Lynch 100
  Technology Index*		13.34%	-1.53%	7.31%
*Source Lipper and Bloomberg L.P.



[Graph Appears Here]


			Merrill
	Select  S&P	Lynch
DATE	Tech	500	100 Tech

12/96	10,000	10,000	10,000
3/97	9,490	9,631	8,579
6/97	11,820	11,311	9,972
9/97	15,089	12,158	12,158
12/97	14,716	12,507	10,770
3/98	15,956	14,250	12,453
6/98	15,321	14,723	13,049
9/98	12,240	13,263	11,609
12/98	14,303	16,102	17,218
3/99	13,246	16,904	19,164
6/99	15,958	18,096	23,253
9/99	16,085	16,967	24,625
12/99	23,301	19,490	40,115
3/00	26,237	19,936	48,980
6/00	23,388	19,406	43,847
9/00	24,370	19,217	42,216
12/00	18,936	17,715	25,646
3/01	15,739	15,615	17,965
6/01	17,006	16,529	20,752
9/01	12,699	14,104	12,266
12/01	14,705	15,611	17,324
3/02	12,770	15,640	16,809
6/02	8,729	13,546	11,669
9/02	6,357	11,207	8,004
12/02	7,628	12,151	10,143
3/03	7,713	11,769	10,132
6/03	9,380	13,579	13,186
9/03	10,524	13,939	14,805
12/03	11,597	15,635	17,153
3/04	11,032	15,899	17,415
6/04	10,835	16,173	17,475
9/04	9,606	15,870	15,533
12/04	11,245	17,360	18,418
3/05	10,171	16,987	16,911
6/05	10,496	17,220	17,043
9/05	11,272	17,840	18,713
12/05	11,583	18,211	19,499
3/06	12,007	18,978	21,235
6/06	10,157	18,704	19,317


Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-Monetta or visiting www.monetta.com.

The hypothetical graph above compares the change in value of a $10,000 investment in the Monetta Select Technology Fund, the S&P 500 Index and the Merrill Lynch 100 Technology Index, with dividends and capital gains reinvested.

The S&P 500 Index is the Standard & Poor's Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and ADR's.

Please refer to "risks" footnote at bottom of Page 2.


Top 5 Equity Holdings:

			 % of Net Assets

Corning, Inc.			   5.61%
Motorola, Inc.			   5.45%
Google, Inc. - CL A		   4.86%
Nokia Corp. - SP ADR		   4.70%
Texas Instruments, Inc.		   4.68%

Total Top 5 Equity Holdings	  25.30%


Portfolio Composition

Electronic Comp.- Semiconductor	             18.9%
Wireless Equipment	                     13.9%
Internet	                             12.5%
Computers	                             12.4%
Software	                              7.7%
Semiconductor Comp.- Integrated Circuits      6.3%
Telecom Equipment Fiber Optics	              5.6%
Commercial Services	                      4.6%
Cellular Telecom	                      4.3%
All Other Industries	                     11.6%
(A)	                                      2.2%


(A) Short-term investments net of other assets and liabilities.

Commentary

The Monetta Select Technology Fund declined 12.32% since December 31, 2005 and is down 3.23% for the one year period ended June 30, 2006. The year-to-date performance was in line with the major technology based indices, i.e. Merrill Lynch 100 Technology and Goldman Sachs Technology Indices, which declined 0.93% and 5.21%, respectively, since December 31, 2005.

This Fund has a very concentrated portfolio, consisting of 24 companies, with an average market capitalization of approximately $23 billion. The
Fund's Beta(1) relative to similar technology-based funds was 1.34, suggesting above-average volatility to its peers.

Fund turnover was 101.5% since December 31, 2005, as the Fund shifted away from the semi-conductor and telecommunication sectors and toward the cellular /wireless and software sectors.

The top performing issues since year end included Baidu.com, Inc., Corning, Inc. and Advance Micro Devices, Inc., representing 0.00%, 5.61% and 0.00%, respectively, of June 30, 2006 net assets.

The worst performing securities were Palm, Inc., Intel Corp. and Trident Microsystems, Inc., which were all sold during the period.

Toward the end of the second quarter, sale proceeds were reinvested in the following companies: Encore Wire Corp., Monster Worldwide, Inc., NII Holdings, Inc. and Rackable Systems Inc., representing 4.17%, 4.62%, 4.36% and 4.58%, respectively, of June 30, 2006 net assets.

The technology sector is always sensitive to the economic growth outlook. The sector's recent weakness is indicative of a perceived deterioration in economic growth prospects and specific company earnings. A key factor for this sector is the sustainability of consumer demand for electronic products despite higher energy and utility costs.

(1) Beta - measure of sensitivity of rates of return on a fund to general market movements.



<Page 5>



Monetta Mid-Cap Equity Fund 			 	Period ended 6/30/06

Investment Objective:	Market Capitalization:		Total Net Assets:
Capital Appreciation	$7 billion			$6.5 million


PERFORMANCE:			Average Annual Total Return
				1 Year	5 Year	10 Year

Mid-Cap Equity Fund		13.42%	-0.16%	  3.11%
S&P 400 Mid-Cap Index*		12.98%	 9.30%	 13.82%
*Source Lipper


[Graph Appears Here]


DATE	MIDCAP	S & P 400

6/96	10,000	10,000
9/96	10,392	10,291
12/96	11,202	10,915
3/97	11,156	10,752
6/97	12,706	12,333
9/97	14,530	14,316
12/97	14,466	14,434
3/98	15,827	16,024
6/98	15,363	15,681
9/98	11,992	13,412
12/98	14,341	17,193
3/99	14,203	16,096
6/99	16,031	18,373
9/99	15,216	16,830
12/99	21,995	19,723
3/00	26,676	22,226
6/00	25,260	21,492
9/00	26,492	24,104
12/00	19,204	23,176
3/01	11,327	20,680
6/01	13,686	23,401
9/01	10,089	19,523
12/01	10,935	23,034
3/02	10,640	24,582
6/02	9,296	22,293
9/02	7,656	18,606
12/02	7,951	19,691
3/03	8,082	18,816
6/03	10,082	22,134
9/03	10,590	23,592
12/03	11,640	26,704
3/04	11,362	28,055
6/04	10,984	28,327
9/04	10,378	27,732
12/04	11,673	31,104
3/05	11,608	30,980
6/05	11,969	32,300
9/05	12,821	33,876
12/05	13,084	35,007
3/06	14,593	37,678
6/06	13,575	36,495


Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-Monetta or visiting www.monetta.com.

The hypothetical graph above compares the change in value of a $10,000 investment in the Monetta Mid-Cap Equity Fund to the S&P 400 Mid-Cap Index, with dividends and capital gains reinvested.

The S&P 400 Mid-Cap Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation. Please refer to "risks" footnote at bottom of Page 2.


Top 5 Equity Holdings:

			 % of Net Assets

E*Trade Financial Corp.		   3.53%
NII Holdings, Inc.		   3.49%
Alliance Data Systems Corp.	   2.73%
Diamond Offshore Drilling, Inc.	   2.60%
Station Casinos, Inc.		   2.11%

Total Top 5 Equity Holdings	  14.46%


Portfolio Composition

Oil & Gas	                    9.9%
Commercial Services	            8.2%
Internet	                    6.4%
Healthcare-Products	            5.6%
Diversified Financial Services	    5.3%
Engineering & Construction	    4.9%
Machinery-Diversified	            4.3%
Telecommunications	            4.3%
Lodging	                            3.8%
All Other Industries	           44.3%
(A)	                            3.0%


(A) Short-term investments net of other assets and liabilities.

Commentary

The Monetta Mid-Cap Equity Fund was up 3.76% and 13.42%, respectively, for the six month and one year periods ended June 30, 2006. The returns were in line with the returns of its benchmark, the S&P 400 Mid-Cap Index, which was up 4.24% and 12.98%, respectively, for the same periods.

The Fund's average market capitalization was approximately $7 billion at mid-year. Portfolio holdings totaled 68 companies at mid-year, down from 87 at year end, while fund turnover declined to 76.4% at June 30, 2006 from 175.0% at December 31, 2005. During the first six months of 2006, the Fund realized $367 million in gains, which will have no tax implications to shareholders as the gains were offset by tax loss carryforwards.

At June 30, 2006, relative to its benchmark, the Fund was overweighted in the healthcare and technology sectors while slightly underweighted in industrials and energy.

The best performing securities since year end included Alliance Data Systems Corp., Celgene Corp. and Holly Corp., representing 2.73%, 1.47% and 1.49%, respectively, of June 30, 2006 net assets.

The worst performing stocks were Jabil Circuit, Inc., TD Ameritrade Holding Corp. and Hexcel Corp., which were all sold during the period based on price and relative strength erosion.

New purchases based on improving relative strength included Manor Care, Inc., LCA-Vision, Inc. and General Cable Corp. representing 1.45%, 1.15% and 1.08%, respectively, of June 30, 2006 net assets.

The Fund continues to invest in what we believe to be premier mid-cap growth companies with improving growth prospects. We are quick to sell companies that do not meet growth expectations or on lower guidance.



<Page 6>



Monetta Balanced Fund 			 	Period ended 6/30/06

Investment Objective:            Market Capitalization:     Average Maturity:
Capital Appreciation/Income      $64 billion	            3.49 Years

Total Net Assets:
$3.5 million


PERFORMANCE:			Average Annual Total Return
				1 Year	5 Year	10 Year
Balanced Fund 			4.67%	1.80%	5.41%
S&P 500 Index*			8.62%	2.49%	8.32%
Lehman Bros. Gov't/
  Credit Bond Index*	       -1.52%	5.13%	6.25%
*Source Lipper


[Grpah Appears Here]


DATE   Balanced S&P 500	Lehman
			Corp/Govt Bond

6/96	10,000	10,000	10,000
9/96	10,532	10,309	10,176
12/96	11,222	11,168	10,487
3/97	11,213	11,468	10,397
6/97	12,290	13,468	10,776
9/97	13,792	14,477	11,153
12/97	13,602	14,892	11,511
3/98	14,539	16,968	11,686
6/98	14,205	17,532	11,905
9/98	12,594	15,793	12,495
12/98	14,775	19,174	12,511
3/99	15,908	20,129	12,361
6/99	16,605	21,548	12,225
9/99	16,245	20,203	12,291
12/99	19,150	23,207	12,241
3/00	20,657	23,739	12,570
6/00	20,161	23,107	12,752
9/00	20,844	22,883	13,118
12/00	18,164	21,094	13,691
3/01	14,689	18,594	14,129
6/01	15,488	19,682	14,172
9/01	14,020	16,795	14,846
12/01	15,012	18,588	14,855
3/02	14,556	18,624	14,785
6/02	13,307	16,130	15,340
9/02	12,276	13,344	16,214
12/02	12,868	14,469	16,495
3/03	12,822	14,014	16,766
6/03	14,193	16,170	17,357
9/03	14,467	16,597	17,269
12/03	15,370	18,617	17,263
3/04	15,633	18,932	17,795
6/04	15,331	19,258	17,231
9/04	15,268	18,898	17,845
12/04	16,221	20,672	17,987
3/05	15,952	20,228	17,867
6/05	16,178	20,505	18,481
9/05	16,526	21,243	18,304
12/05	16,681	21,685	18,414
3/06	17,180	22,598	18,228
6/06	16,934	22,272	18,202


Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-Monetta or visiting www.monetta.com.

The hypothetical graph above compares the change in value of a $10,000 investment in the Monetta Balanced Fund to the S&P 500 Index, with dividends and capital gains reinvested, and the Lehman Bros. Gov't/Credit Bond Index.

The S&P 500 Index is the Standard & Poor's Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The Lehman Brothers Gov't/Credit Bond Index is composed of all bonds that are of investment grade with at least one year until maturity. Please refer to "risks" footnote at bottom of Page 2.


Top 5 Equity Holdings:

	                 % of Net Assets

Archer-Daniels-Midland Co.	   2.92%
Phelps Dodge Corp.		   2.79%
The Walt Disney Co.		   2.55%
Gilead Sciences, Inc.		   2.51%
TXU Corp.			   2.37%

Total Top 5 Equity Holdings	  13.14%


Portfolio Composition

Common Stocks	      63.0%
Corporate Bonds	      27.3%
U.S. Gov't Agencies    5.0%
Treasury Notes	       4.3%
(A)	               0.4%

(A) Short-term investments net of other assets and liabilities.

Commentary

The Monetta Balanced Fund appreciated 1.52% and 4.67% for the six-month and one year periods ended June 30, 2006. At mid-year, the Fund's portfolio mix consisted of 63% equity and 37% fixed income investments.

The equity portion of the Fund, since December 31, 2005, was up 3.40% comparing favorably to the S&P 500 Index return of 2.71% over the same period. The fixed income portion of the Fund, since December 31, 2005, declined 1.53%, compared to the Lehman Brothers Gov't/Credit Bond Index, which declined 1.15% over the same period.

The Fund's equity holdings are weighted toward the larger capitalization issues as indicated by the $64 billion average market capitalization at June 30, 2006.

The best performing securities since year end included Archer-Daniels-Midland Co. Baker Hughes, Inc. and the Walt Disney Co., representing 2.92%, 2.32% and 2.55%, respectively, of net assets at June 30, 2006. Among the worst performing securities were Toll Brothers, Inc., HCA, Inc., and WellPoint, Inc., which were sold during the period.

At June 30, 2006, the Fund's turnover was 13.5%, down substantially from the 76.5% turnover for 2005.

New stock purchases included UnitedHealth Group, Inc., Waste Management,
Inc., and General Motors Corp., representing 1.90%, 2.03% and 1.69%, respectively, of June 30, 2006 net assets. Major security sales were primarily in the technology sector which included Texas Instruments, Inc. Microsoft Corp. and Intel Corp.

Within the fixed income allocation, the Fund maintained a duration of 2.95 years. Holdings are primarily investment grade corporates or treasury issues. We intend to gradually increase the funds equity weightings to approximately 65% to 70% of the portfolio, emphasizing stable, dividend-paying growth companies.


<Page 7>




Monetta Intermediate Bond Fund			 	Period ended 6/30/06

Investment Objective:   30-Day SEC Yield:	Average Maturity:
Income		        4.36%	                3.5 Years

Total Net Assets:
$7.3 million


PERFORMANCE:			Average Annual Total Return
				1 Year	5 Year	10 Year
Intermediate Bond Fund 		-0.45%	3.24%	5.27%
Lehman Bros. Intermediate
  Gov't/Credit Bond Index*	-0.18%	4.62%	5.81%
*Source Lipper


[Graph Appears Here]


DATE    Monetta Lehman
	Int.    Corp/Bond

6/96	10,000	10,000
9/96	10,220	10,177
12/96	10,519	10,426
3/97	10,493	10,415
6/97	10,850	10,722
9/97	11,191	11,012
12/97	11,456	11,247
3/98	11,621	11,423
6/98	11,866	11,637
9/98	12,376	12,160
12/98	12,416	12,196
3/99	12,510	12,173
6/99	12,368	12,125
9/99	12,578	12,236
12/99	12,614	12,242
3/00	12,795	12,426
6/00	12,791	12,636
9/00	13,176	13,000
12/00	13,640	13,481
3/01	14,122	13,938
6/01	14,251	14,031
9/01	14,830	14,677
12/01	14,245	14,688
3/02	14,089	14,656
6/02	14,632	15,178
9/02	15,194	15,865
12/02	15,560	16,133
3/03	15,837	16,377
6/03	16,213	16,823
9/03	16,130	16,819
12/03	16,148	16,829
3/04	16,492	17,245
6/04	16,122	16,810
9/04	16,484	17,266
12/04	16,531	17,342
3/05	16,445	17,191
6/05	16,786	17,617
9/05	16,680	17,526
12/05	16,703	17,615
3/06	16,683	17,548
6/06	16,710	17,585


Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-Monetta or visiting www.monetta.com.

Prior to July 1, 2001, total returns are net of a portion or all of the advisory fees waived by the Adviser. Effective July 1, 2001, the Adviser elected not to waive any portion of the management fee. The hypothetical graph above compares the change in value of a $10,000 investment in the Monetta Intermediate Bond Fund to the Lehman Bros. Intermediate Government/ Credit Bond Index.

The Lehman Brothers Intermediate Government/Credit Bond Index is a market value weighted performance benchmark which includes virtually every major U.S. government and investment-grade rated corporate bond with 1-10 years remaining until maturity. Please refer to "risks" footnote at bottom of Page 2.


Maturity Profile:

		  % of Net Assets

1 Year or Less		   26.78%
1-3 Years		   16.34%
3-6 Years		   42.19%
6-10 Years		   14.69%
Over 10 Years		    0.00%

Total			  100.00%


Portfolio Composition

Corporate Bonds	            80.6%
U.S. Gov't Agencies	     8.3%
Treasury Notes	            10.0%
(A)	                     1.1%

(A) Short-term investments net of other assets and liabilities.


Commentary

The Monetta Intermediate Bond Fund had a gross return of 0.78% (0.04% net of expenses) for the six month period ended June 30, 2006 versus its benchmark Lehman Brothers Intermediate Government/Credit Index return of negative 0.17%. The capital markets performance for the first half of 2006 will probably be recalled as very volatile with little net returns despite welcome equity and bond rallies on the last two days of June 2006. It remains to be seen whether this stabilization is overly optimistic based on a false interpretation of the Federal Reserve's signals as of late - but the fact remains that all major regional debt markets have recorded negative returns at mid-year.

During the first four months of 2006, traditional long-only investors enjoyed the out performance of all spread sectors. However, inflation sparks became more prevalent in May and credit markets experienced their first meaningful correction since the beginning of the Federal Reserve's tightening cycle in April 2004. The changing market expectations for Federal Reserve policy since the beginning of the year has resulted in a volatile yield curve. At one point in the first quarter, the ten year Treasury was yielding twenty basis points less than the two year Treasury based on a fatigued economy. However, by the end of the second quarter, as the economy rebounded, the entire Treasury yield curve was virtually flat. Another phenomenon associated with the tail end of a Federal Reserve tightening cycle is the tendency for corporate bonds to underperform, as investors become more risk adverse. This could be a major issue for the second half of 2006. There is still some data driven uncertainty surrounding the Federal Reserve's decision-making that could weigh on spreads over the summer months as credit fundamentals become affected.

The Fund continues to maintain an average portfolio credit rating of "A", as defined by the three main nationally recognized rating agencies - Moody's, S & P and Fitch. The average maturity of the Fund stands at 3.5 years, slightly shorter than normal, because a flat yield curve provides little yield incentive to take longer maturity risk. Heading into the second half of 2006, our sector calls in the corporate market will continue be somewhat defensive with shorter maturities. There could be attractive entry points for higher beta sectors/longer maturities later on in the year as macro uncertainty becomes more transparent.


<Page 8>




Monetta Government Money Market Fund		 	Period ended 6/30/06

Investment Objective:		   7-Day Yield:	  Average Days to Maturity:
Income and Capital Preservation    4.52%          45 Days

Total Net Assets:
$3.2 million


PERFORMANCE:			Average Annual Total Return
				1 Year	    5 Year	10 Year
Monetta Gov't Money
  Market Fund			3.56%**	   1.70%**      3.46%**
Lipper US Gov't Money
  Market Funds Avg.*		3.43%	   1.55%	3.29%
*Source Lipper


[Graph Appears Here]


DATE	Monetta	Lipper
        Money   US Gov't
        Market  Index

6/96	10,000	10,000
9/96	10,125	10,121
12/96	10,254	10,243
3/97	10,380	10,364
6/97	10,508	10,492
9/97	10,643	10,623
12/97	10,781	10,757
3/98	10,918	10,889
6/98	11,058	11,024
9/98	11,203	11,161
12/98	11,345	11,289
3/99	11,478	11,410
6/99	11,610	11,532
9/99	11,746	11,662
12/99	11,895	11,806
3/00	12,053	11,958
6/00	12,227	12,126
9/00	12,415	12,307
12/00	12,614	12,495
3/01	12,780	12,656
6/01	12,909	12,784
9/01	13,011	12,886
12/01	13,075	12,949
3/02	13,117	12,994
6/02	13,161	13,038
9/02	13,205	13,078
12/02	13,238	13,110
3/03	13,258	13,134
6/03	13,279	13,154
9/03	13,296	13,166
12/03	13,312	13,178
3/04	13,328	13,190
6/04	13,344	13,202
9/04	13,377	13,224
12/04	13,427	13,261
3/05	13,486	13,314
6/05	13,560	13,386
9/05	13,654	13,476
12/05	13,767	13,585
3/06	13,896	13,708
6/06	14,044	13,848


Performance data quoted represents past performance; past performance does not guarantee future results. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-Monetta or visiting www.Monetta.com.

An investment in the Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The hypothetical graph above compares the change in value of a $10,000 investment in the Monetta Government Money Market Fund to the Lipper U.S. Government Money Market Funds Average.

The Lipper U.S. Government Money Market Funds Average is a performance benchmark which includes funds invested principally in financial instruments issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days.

**Total returns are net of advisory and distribution fees waived and voluntary absorption of all or part of the Fund's operating expenses by the Advisor. Had fees not been waived, the 7-day yield would have been 3.91%, versus 4.52%, on June 30, 2006. The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. Please refer to "risks" footnote at bottom of Page 2.


Allocation:

Government Obligations		100.3%
Other Assets Less Liabilities	 -0.3%
Total				100.0%


Portfolio Composition

Federal National Mortgage Assoc.	40.6%
Federal Home Loan Bank	                35.1%
Federal Home Loan Mortgage Corp.	24.6%
(A)	                                -0.3%

(A) Short-term investments net of other assets and liabilities.


Commentary

The Monetta Government Money Market Fund gained 2.00% for the six month period ended June 30, 2006. This compared favorably to the Lipper U.S. Government Money Market Funds category, which gained 1.93% over the same period.

After two years of tightening, almost to the day, the Federal Reserve may have finally blinked. In the commentary accompanying their 17th consecutive
25 basis point(1) increase at the end of June, and for the first time this cycle, the Fed stopped just short of signaling that it may be close to pausing. The two interest rate hikes during the last quarter brought the federal funds rate to 5.25% but the Central Bank's wording suggested that there might be a change in the seemingly repetitive policy that began in June 2004. This rhetoric change surprised the markets and added more volatility to a capital markets environment that already resembled a seesaw ride.

Atypically, cash returns have done the best in the first half of 2006 as the Treasury market suffered across the entire maturity spectrum. Since the beginning of the year, two year Treasury yields show an increase of 83 basis points while ten year Treasury yields have risen 77 basis points. It is interesting to note that for the twelve months ended June 30, 2006, 3-month T-bills returned 4.01% while 30 year Treasury bonds returned negative 11.18% - not a pretty picture. The Fund does not anticipate any significant changes in investment strategy as we venture into the second half of 2006, as we are not convinced that the Fed is done raising rates nor is it time to declare victory over inflation. The Fund will continue to overweight the agency discount note sector, because of the incremental yield benefit that it provides over Treasury bills, and continue to maintain a relatively short average maturity until such time as the Fed's interest rate policy becomes more transparent.

(1) Basis point - a unit that is equal to 0.01% and is used to denote the change in a financial instrument.


<Page 9>



Disclosure Of Fund Expenses				June 30, 2006

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if any, and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1) and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. The example below includes, but is not limited to, management fees, distribution and shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the Example below does not include portfolio trading commissions and related expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.





			BEGINNING     ENDING	     EXPENSES PAID
			ACCOUNT VALUE ACCOUNT VALUE  DURING PERIOD*    ANNUALIZED
			01/01/06      06/30/06       01/01/06-06/30/06 EXPENSE RATIO
ACTUAL
Monetta Fund	      $ 1,000	     $ 1,058.35	      $  8.40 		1.66%
Select Technology Fund	1,000 	         962.51		21.60		4.39%
Mid-Cap Equity Fund	1,000	       1,057.61		11.06		2.16%
Balanced Fund		1,000 	       1,011.79		11.66		2.32%
Intermediate Bond Fund	1,000		 990.35		 7.41		1.49%
Gov't Money Market Fund 1,000	       1,010.35		 7.52		1.50%**

HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
Monetta Fund	      $ 1,000	     $ 1,016.86       $  8.31		1.66%
Select Technology Fund 	1,000	       1,003.04		21.98		4.39%
Mid-Cap Equity Fund 	1,000	       1,014.27		10.87		2.16%
Balanced Fund		1,000	       1,013.46		11.67		2.32%
Intermediate Bond Fund	1,000	       1,017.68	 	 7.49		1.49%
Gov't Money Market Fund 1,000	       1,017.64 	 7.54		1.50%**


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days (to reflect the one-half year period).

** The Adviser voluntarily waived the management fee and the Board of Trustees waived all of the Distribution and Service (12b-1) Fees resulting in an actual expense ratio of 0.62% versus 1.50%.


<Page 10>



Schedule of Investments (Unaudited)	  June 30, 2006


Monetta Fund

COMMON STOCKS - 97.9%				  Value
NUMBER OF SHARES

Aerospace/Defense - 2.3%
  10,400   General Dynamics Corp. 	   $    680,784
   8,800   Lockheed Martin Corp.  	        631,312
					      1,312,096
Agriculture - 1.6%
  23,000   Archer-Daniels-Midland Co.           949,440

Airlines - 1.4%
 *20,000   AMR Corp. 			        508,400
  20,000   Southwest Airlines Co.  	        327,400
					        835,800
Auto Manufacturers - 1.9%
  20,000   General Motors Corp.   	        595,800
   5,000   Toyota Motor Corp. - SP ADR (b)      522,950
					      1,118,750
Banks - 2.7%
  18,500   U.S. Bancorp     		        571,280
  15,000   Wells Fargo & Co. 		      1,006,200
					      1,577,480
Building Materials - 2.3%
   9,255   Cemex S.A. - SP ADR (b)   	        527,257
   6,000   Eagle Materials, Inc.  	        285,000
   4,400   Texas Industries, Inc.     	        233,640
   4,000   Vulcan Materials Co.     	        312,000
 					      1,357,897
Cellular Telecom - 1.0%
 *10,000   NII Holdings, Inc.  		        563,800

Chemicals - 1.1%
   5,000   FMC Corp.      		        321,950
   4,000   Potash Corp. of Saskatchewan, Inc.   343,880
				                665,830
Coal - 2.7%
   8,000   Arch Coal, Inc.   		        338,960
   8,000   Foundation Coal Holdings, Inc.       375,440
  15,000   Peabody Energy Corp.   	        836,250
				              1,550,650
Commercial Services - 3.1%
  *5,000   Corrections Corp of America 	        264,700
 *12,000   Euronet Worldwide, Inc.   	        460,440
 *45,000   Home Solutions of America, Inc.      277,650
  10,000   McKesson Corp.   		        472,800
 *10,000   Nasdaq Stock Market, Inc. 	        299,000
					      1,774,590
Computers - 1.6%
 *12,000   M-Systems Flash Disk
             Pioneer Ltd.                  $    355,560
 *15,000   Rackable Systems, Inc. 	        592,350
  				                947,910
Cosmetics/Personal Care - 1.0%
  10,000   Proctor & Gamble Co.    	        556,000

Diversified Financial Services - 7.1%
   9,000   Calamos Asset Management,
	     Inc. - CL A     		        260,910
   1,000   Chicago Mercantile
	     Exchange Holdings, Inc.  	        491,150
  10,000   Countrywide Financial Corp.          380,800
   6,500   The Goldman Sachs Group, Inc.        977,795
   5,000   Legg Mason, Inc.  	                497,600
   5,000   Merrill Lynch & Co., Inc.   	        347,800
  30,000   The Charles Schwab Corp.    	        479,400
  12,000   The First Marblehead Corp.  	        683,280
				              4,118,735

Electric - 0.5%
  10,000   Duke Energy Corp.  		        293,700

Electrical Component & Equipment - 0.6%
   4,500   Emerson Electric Co.    	        377,145

Electronics - 2.2%
  15,000   Applera Corp. Applied Biosystems
	     Group 	 		        485,250
   5,000   Garmin Ltd.   		        527,200
 *16,000   Vishay Intertechnology, Inc.	        251,680
 					      1,264,130

Energy-Alternate Sources - 0.6%
 *25,000   Evergreen Solar, Inc.  	        324,500

Engineering & Construction - 0.5%
  13,000   Chicago Bridge & Iron Co.  	        313,950

Entertainment - 1.0%
   8,000   Int'l Game Technology  	        303,520
  *7,000   Penn National Gaming, Inc.           271,460
					        574,980

<Page 11>


Schedule of Investments (Unaudited)       June 30, 2006


Monetta Fund (Cont'd)

COMMON STOCKS					  Value
NUMBER OF SHARES

Food - 0.5%
   5,000   The Hershey Co.  		    $   275,350

Healthcare-Products - 3.2%
  *6,000   Intuitive Surgical, Inc.   	        707,820
  10,000   Johnson & Johnson    	        599,200
  *5,000   Kinetic Concepts, Inc.    		220,750
  *9,000   Kyphon, Inc.    	        	345,240
 				              1,873,010
Healthcare-Services - 1.9%
 *10,000   Laboratory Corp. of
	     America Holdings  	        	622,300
   8,000   Quest Diagnostics, Inc.   		479,360
					      1,101,660

Insurance - 1.6%
   6,000   Assurant, Inc. 		        290,400
  24,000   Marsh & McLennan
	     Companies, Inc. 	        	645,360
				                935,760
Internet - 2.9%
 *10,000   Akamai Technologies, Inc.       	361,900
   8,000   Ctrip.com Int'l Ltd. - SP ADR (b)    408,400
 *15,000   Nutri/System, Inc.  	        	931,950
				              1,702,250
Iron/Steel - 5.3%
   6,000   Allegheny Technologies, Inc.  	415,440
  *4,000   Chaparral Steel Co.  	        288,080
  24,000   Nucor Corp.     	              1,302,000
  10,000   Tenaris S.A.  	                404,900
   9,000   United States Steel Corp.   	        631,080
				              3,041,500
Leisure Time - 0.6%
  *7,000   Life Time Fitness, Inc.     		323,890

Lodging - 1.7%
  *8,000   Las Vegas Sands Corp. 		622,880
  10,000   Marriott Int'l - CL A 		381,200
					      1,004,080

Machinery-Construction & Mining - 3.4%
   6,000   Caterpillar, Inc. 			446,880
  10,000   Joy Global, Inc.   			520,900
 *10,000   Terex Corp.				987,000
					      1,954,780


Media - 4.0%
 *14,000   Comcast Corp. - CL A  	    $   458,360
  12,000   EchoStar Communications
	     Corp. - CL A           		369,720
  15,000   News Corp. - CL B   			302,700
  40,000   The Walt Disney Co. 		      1,200,000
 					      2,330,780

Metal Fabricate/ Hardware - 2.8%
  16,000   Commercial Metals Co.   		411,200
  15,000   Precision Castparts Corp.  		896,400
   7,500   Quanex Corp.  			323,025
					      1,630,625

Mining - 1.7%
  20,000   Goldcorp, Inc.    			604,400
   5,000   Phelps Dodge Corp.   		410,800
  					      1,015,200

Miscellaneous Manufacturing - 1.7%
  *9,000   Ceradyne, Inc.  			445,410
  13,500   Trinity Industries, Inc.   		545,400
						990,810

Oil & Gas - 6.9%
  15,000   Chesapeake Energy Corp.  		453,750
   6,000   ENSCO Int'l, Inc.          		276,120
  10,000   Marathon Oil Corp.  			833,000
 *10,000   Nabors Industries Ltd.    		337,900
 *13,000   Southwestern Energy Co.  		405,080
  10,000   Sunoco, Inc. 			692,900
  11,000   Todco - CL A   			449,350
   8,000   Valero Energy Corp.    		532,160
					      3,980,260
Oil & Gas Services - 4.8%
  10,000   BJ Services Co.  		        372,600
  *8,000   Grant Prideco, Inc.  		358,000
  10,000   Halliburton Co.  			742,100
  *9,000   Helix Energy Solutions
	     Group, Inc.   			363,240
  *7,000   National-Oilwell Varco, Inc.   	443,240
 *10,000   Weatherford Int'l Ltd.  		496,200
					      2,775,380

<Page 12>


Schedule of Investments (Unaudited)	  June 30, 2006


Monetta Fund (Cont'd)

COMMON STOCKS					  Value
NUMBER OF SHARES

Pharmaceuticals - 3.5%
   9,000   Cardinal Health, Inc. 	    $   578,970
  *5,000   Express Scripts, Inc.   		358,700
  *5,000   Gilead Sciences, Inc. 		295,800
 *10,000   Herbalife Ltd.    			399,000
   8,000   Omnicare, Inc.  			379,360
     *89   OSI Pharmaceuticals, Inc. RT (c)           8
					      2,011,838

Real Estate - 0.7%
 *15,000   CB Richard Ellis Group, Inc. 	373,500

Retail - 3.5%
   7,000   Costco Wholesale Corp. 		399,910
  10,000   CVS Corp.  	                        307,000
  12,000   McDonald's Corp.      		403,200
 *12,000   Starbucks Corp.   			453,120
  10,000   Wal-Mart Stores, Inc.  		481,700
					      2,044,930
Semiconductors - 0.6%
 *40,000   LSI Logic Corp.   			358,000

Software - 1.9%
 *10,000   BMC Software, Inc.    		239,000
   8,000   First Data Corp.  			360,320
  10,000   Global Payments, Inc.  		485,500
					      1,084,820

Telecom Equipment Fiber Optics - 0.4%
  10,000   Corning, Inc.  			241,900

Telecommunications - 3.6%
  10,000   America Movil S.A. de
	     C.V. - ADR Series L (b)  		332,600
 *10,000   American Tower Corp. - CL A     	311,200
 *20,000   Cisco Systems, Inc.    		390,600
 *10,000   Crown Castle Int'l Corp.     	345,400
 *20,000   Tellabs, Inc.   			266,200
  20,000   Vodafone Group PLC - SP ADR (b)	426,000
					      2,072,000

Telephone-Integrated - 0.5%
 *60,000   Level 3 Communications, Inc.		266,400


Transportation - 2.5%
  12,000   Burlington Northern Santa
	     Fe Corp. 			    $   951,000
   6,700   CSX Corp.  				471,948
					      1,422,948

Trucking & Leasing - 0.4%
   5,000   Gatx Corp.  				212,500

Wireless Equipment - 2.1%
  30,000   Motorola, Inc.    			604,500
  15,000   Qualcomm, Inc.   			601,050
					      1,205,550

Total Common Stocks  			     56,707,104
  (Cost $48,592,911) (a)

VARIABLE DEMAND NOTES - 2.4%
PRINCIPAL AMOUNT
1,400,600   Wisconsin Corp. Central
	      Credit Union 5.020%             1,400,600


Total Investments - 100.3%    		     58,107,704
  (Cost $49,993,511) (a)

Other Net Assets
  Less Liabilities - (0.3%)   		       (202,550)


Net Assets - 100%     			    $57,905,154


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $9,186,375 and aggregate gross unrealized depreciation is $1,072,182, resulting in net unrealized appreciation of $8,114,193.

(b) American Depository Receipt (ADR).

(c) Right (RT) - security giving the holder entitlement to purchase new shares issued by the corporation, at a specified price within a specified period of time.

See accompanying notes to financial statements.

*Non-income producing security.


<Page 13>


Schedule of Investments (Unaudited)	 June 30, 2006

Monetta Select Technology Fund


COMMON STOCKS - 97.8%				 Value
NUMBER OF SHARES

Cellular Telecom - 4.3%
  *1,000   NII Holdings, Inc.   	   $    56,380

Commercial Services - 4.6%
  *1,400   Monster Worldwide, Inc.   		59,724

Computers - 12.4%
  *2,000   M-Systems Flash Disk Pioneer Ltd.  	59,260
  *1,500   Rackable Systems, Inc.       	59,235
 *10,000   Sun Microsystems, Inc.    		41,500
					       159,995

Electrical Component & Equipment - 4.2%
  *1,500   Encore Wire Corp.  			53,910

Electronic Comp.- Semiconductor - 18.9%
  *1,500   Broadcom Corp. - CL A      		45,075
   2,000   National Semiconductor Corp. 	47,700
  *2,000   NVIDIA Corp.          		42,580
  *1,500   Sirf Technology Holdings, Inc.  	48,330
   2,000   Texas Instruments, Inc.     		60,580
					       244,265
Electronics - 3.6%
  *3,000   Vishay Intertechnology, Inc. 	47,190

Internet - 12.5%
  *1,500   Akamai Technologies, Inc.		54,285
    *150   Google, Inc. - CL A     		62,900
  *3,000   Rediff.com    			44,400
					       161,585

Semiconductor Comp.- Integrated Circuits - 6.3%
  *1,000  Marvell Technology Group Ltd.  	44,330
   4,120  Taiwan Semiconductor
	    Mfg Co. Ltd - SP ADR (b)		37,821
						82,151

Software - 7.7%
  *4,000  BEA Systems, Inc.      		52,360
  *2,000  Red Hat, Inc.   			46,800
						99,160

Telecom Equipment Fiber Optics - 5.6%
   3,000  Corning, Inc.   	    		72,570

Telephone-Integrated - 3.8%
 *11,000  Level 3 Communications,Inc.	   $    48,840

Wireless Equipment - 13.9%
   3,500  Motorola, Inc.  			70,525
   3,000  Nokia Corp. - SP ADR (b)  		60,780
   1,200  Qualcomm, Inc.    			48,084
					       179,389

Total Common Stocks
  (Cost $1,161,939) (a)   		     1,265,159


VARIABLE DEMAND NOTES - 3.9%
PRINCIPAL AMOUNT
  32,200  American Family Financial Services
	    Co. 4.807%  			32,200
  18,600  Wisconsin Corp. Central
	    Credit Union 5.020%   		18,600

Total Variable Demand Notes     		50,800
  (Cost $50,800) (a)

Total Investments - 101.7%   		     1,315,959
  (Cost $1,212,739) (a)

Other Net Assets
  Less Liabilities - (1.7%)  		       (22,689)

Net Assets -  100%   			    $1,293,270


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $163,682 and aggregate gross unrealized depreciation is $60,462, resulting in net unrealized appreciation of $103,220.

(b) American Depository Receipt (ADR).

See accompanying notes to financial statements.

*Non-income producing security.

<Page 14>



Schedule of Investments (Unaudited)	 June 30, 2006

Monetta Mid-Cap Equity Fund


COMMON STOCKS -  97.0%				 Value
NUMBER OF SHARES

Aerospace/Defense - 0.9%
  *2,500  AAR Corp.   			   $    55,575

Banks - 1.1%
   2,000  Commerce Bancorp, Inc.  	     	71,340

Biotechnology - 2.4%
  *2,000  Celgene Corp.  			94,860
  *1,000  Millipore Corp.     			62,990
					       157,850

Building Materials - 2.6%
   1,500  Florida Rock Industries, Inc. 	74,505
   1,000  Martin Marietta Materials, Inc.     	91,150
					       165,655

Cellular Telecom - 3.5%
  *4,000  NII Holdings, Inc.   		       225,520

Chemicals - 0.9%
   3,000  Celanese Corp. - Series A    		61,260

Commercial Services - 8.2%
  *3,000  Alliance Data Systems Corp.	       176,460
  *3,000  Iron Mountain, Inc.  		       112,140
  *2,000  Monster Worldwide, Inc.        	85,320
   2,000  Pharmaceutical Product
	    Development, Inc.   		70,240
  *5,000  Quanta Services, Inc.    		86,650
					       530,810

Computers - 3.0%
  *2,000  Cognizant Technology
	    Solutions Corp. - CL A   	       134,740
  *3,000  Western Digital Corp.    		59,430
  					       194,170

Distribution/ Wholesale - 1.6%
  *1,500   WESCO Int'l, Inc.   		       100,140

Diversified Financial Services - 5.3%
 *10,000   E*TRADE Financial Corp.    	       228,200
   3,750   Raymond James Financial, Inc.       113,513
   				               341,713

Electrical Component & Equipment - 2.8%
  *3,000   Encore Wire Corp.  		   $   107,820
  *2,000   General Cable Corp.   		70,000
 					       177,820

Electronics - 2.2%
  *1,200   Itron, Inc.  			71,112
  *2,000   Thermo Electron Corp.        	72,480
					       143,592

Engineering & Construction - 4.9%
   1,000   Fluor Corp.  			92,930
  *2,000   Foster Wheeler Ltd.    		86,400
  *1,000   Jacobs Engineering Group, Inc.  	79,640
  *2,000   The Shaw Group, Inc.       		55,600
					       314,570

Entertainment - 1.5%
  *3,000   Shuffle Master, Inc.     		98,340

Food - 2.0%
   2,000   Whole Foods Market, Inc.    	       129,280

Healthcare-Products - 5.6%
  *2,000   Advanced Medical
	     Optics, Inc.   		       101,400
   1,400   LCA-Vision, Inc.     		74,074
   2,000   Manor Care, Inc.   			93,840
  *2,000   ResMed, Inc.   			93,900
					       363,214

Healthcare-Services - 3.6%
  *2,000   Covance, Inc.   		       122,440
  *1,000   Davita, Inc.    			49,700
   1,000   Quest Diagnostics, Inc.      	59,920
					       232,060

Holding Companies- Diversified - 1.3%
   1,500   Walter Industries, Inc.      	86,475

Insurance - 1.3%
   3,000   Marsh & McLennan Companies, Inc.    	80,670


<Page 15>



Schedule of Investments (Unaudited)	 June 30, 2006

Monetta Mid-Cap Equity Fund (Cont'd)

COMMON STOCKS 					 Value
NUMBER OF SHARES

Internet - 6.4%
 *10,000   24/7 Real Media, Inc.     	   $    87,800
  *3,000   aQuantive, Inc.  			75,990
  *2,000   CheckFree Corp.    			99,120
  *4,000   NetEase.com, Inc. - SP ADR (b)  	89,320
  *4,000   ValueClick, Inc.   			61,400
					       413,630
Iron/Steel - 0.8%
   2,000   Ryerson, Inc.  			54,000

Lodging - 3.8%
   1,500   Harrah's Entertainment, Inc.        106,770
   2,000   Station Casinos, Inc.  	       136,160
					       242,930

Machinery-Construction & Mining - 1.0%
   3,000   JLG Industries, Inc.   		67,500

Machinery-Diversified - 4.3%
  *3,000   AGCO Corp.       			78,960
   2,000   The Manitowoc Company, Inc. 		89,000
   3,000   Wabtec Corp. 		       112,200
					       280,160
Media - 1.9%
  *2,000   Central European Media
	     Enterprises Ltd.    	       126,380

Oil & Gas - 9.9%
   2,000   Diamond Offshore Drilling,Inc.      167,860
  *5,000   Global Industries Ltd.  		83,500
   2,000   Holly Corp.           		96,400
   1,500   Noble Energy, Inc.   		70,290
   2,000   Valero Energy Corp. 		       133,040
   2,000   XTO Energy, Inc.     		88,540
					       639,630
Pharmaceuticals - 1.9%
  *3,000   Alkermes, Inc. 			56,760
   1,500   Shire Pharmaceuticals
	     Group  PLC - SP ADR (b) 		66,345
					       123,105
Retail - 2.5%
   3,000   Saks, Inc.    			48,510
  *2,500   Select Comfort Corp.         	57,425
  *1,000   The Pantry, Inc.      		57,540
					       163,475

Semiconductors - 1.2%
  *2,000   MEMC Electronics Materials, Inc.$    75,000

Software - 3.1%
 *10,000   BEA Systems, Inc.       	       130,900
  *7,000   Nuance Communications, Inc.  	70,420
					       201,320
Telecommunications - 4.3%
  *3,000   Crown Castle Int'l Corp.   	       103,620
 *10,000   Qwest Communications Int'l, Inc.    	80,900
  *2,000   AO VimpelCom - SP ADR (b)		91,640
 					       276,160
Wireless Equipment - 1.2%
   2,000   Qualcomm, Inc.   			80,140

Total Common Stocks              	     6,273,484
  (Cost $5,166,488) (a)

VARIABLE DEMAND NOTES - 4.5%
PRINCIPAL AMOUNT
  51,800   American Family Financial
	     Services Co. 4.807%          	51,800
 240,900   Wisconsin Corp. Central
	     Credit Union 5.020%
					       240,900

Total Variable Demand Notes   		       292,700
  (Cost $292,700) (a)

Total Investments - 101.5%   		     6,566,184
  (Cost $5,459,188) (a)

Other Net Assets
  Less Liabilities - (1.5%) 		       (99,770)

Net Assets - 100%     			    $6,466,414

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $1,196,627 and aggregate gross unrealized depreciation is $89,631, resulting in net unrealized appreciation of $1,106,996.

(b) American Depository Receipt (ADR).

See accompanying notes to financial statements.

* Non-income producing security.

<Page 16>


Schedule of Investments (Unaudited)	  June 30, 2006

Monetta Balanced Fund


COMMON STOCKS -  63.0%				 VALUE
NUMBER OF SHARES

Agriculture - 5.0%
   1,000   Altria Group, Inc. 		   $    73,430
   2,500   Archer-Daniels-Midland Co.          103,200
					       176,630

Auto Manufacturers - 1.7%
   2,000   General Motors Corp.        		59,580

Banks - 1.5%
   1,000  Wachovia Corp.    			54,080

Computers - 2.8%
   1,500  Electronic Data Systems Corp.    	36,090
   2,000  Hewlett-Packard Co.    		63,360
						99,450

Cosmetics/Personal Care - 1.6%
   1,000  Proctor & Gamble Co. 			55,600

Diversified Financial Services - 4.9%
   1,000  Citigroup, Inc.   			48,240
  *3,000  E*TRADE Financial Corp.    		68,460
   1,320  J.P. Morgan Chase & Co.      		55,440
					       172,140

Electric - 3.6%
   1,500  Duke Energy Corp.    			44,055
   1,400  TXU Corp.  				83,706
 					       127,761

Environmental Control - 2.0%
   2,000  Waste Management, Inc.  		71,760

Forest Products & Paper - 1.8%
   2,000  Int'l Paper Co.   			64,600

Healthcare-Services - 1.9%
   1,500  UnitedHealth Group, Inc.  		67,170


Insurance - 3.1%
   1,000  American Int'l Group, Inc.   		59,050
   1,000  The Chubb Corp.    			49,900
					       108,950
Lodging - 2.0%
   1,000  Harrah's Entertainment, Inc. 		71,180

Machinery-Construction & Mining - 2.1%
   1,000  Caterpillar, Inc.   		   $    74,480

Media - 2.6%
   3,000  The Walt Disney Co.  	 		90,000

Mining - 2.8%
   1,200  Phelps Dodge Corp.     		98,592

Miscellaneous Manufacturing - 1.4%
   1,500  General Electric Co.   		49,440

Oil & Gas - 3.2%
   1,000  Valero Energy Corp.     		66,520
   1,066  XTO Energy, Inc.       		47,192
 					       113,712

Oil & Gas Services - 3.6%
   1,000  Baker Hughes, Inc.  			81,850
   1,000  Smith Int'l, Inc.   			44,470
					       126,320

Pharmaceuticals - 4.3%
   1,000  Cardinal Health, Inc.   		64,330
  *1,500  Gilead Sciences, Inc.    		88,740
 					       153,070
Retail - 3.6%
   1,000  Home Depot, Inc.  			35,790
   1,000  McDonald's Corp.     		        33,600
   1,200  Wal-Mart Stores, Inc. 		57,804
					       127,194
Semiconductors - 1.7%
  4,000   Micron Technology, Inc.  		60,240

Telecommunications - 1.4%
  2,535   Sprint Nextel Corp.  		        50,674

Transportation - 1.3%
    500   Union Pacific Corp.    		46,480

Wireless Equipment - 3.1%
  3,000   Motorola, Inc. 			60,450
  1,200   Qualcomm, Inc. 		 	48,084
					       108,534

Total Common Stocks  			     2,227,637
  (Cost $1,805,366) (a)


<Page 17>


Schedule of Investments (Unaudited)	      			 June 30, 2006

Monetta Balanced Fund (Cont'd)


CORPORATE BONDS - 27.3%				     MATURITY DATE	 VALUE
PRINCIPAL AMOUNT

Auto - 0.5%
 20,000   Daimlerchrysler NA Holding Co. 4.875%      	06/15/10    $   19,118

Banks - 4.6%
 20,000   Bank of New York 4.950%    			01/14/11        19,449
 25,000   Bank One Corp. 6.875%    			08/01/06        25,023
 20,000   Northern Trust Co. 7.100%     		08/01/09     	20,939
 20,000   PNC Funding Corp. 7.500%   			11/01/09  	21,057
 25,000   Royal Bank of Scotland Group PLC 9.118%     	03/31/49   	27,455
 25,000   Washington Mutual, Inc. 5.625%  		01/15/07    	24,978
 25,000   Wells Fargo & Co. 5.125%   			02/15/07     	24,925
								       163,826
Mortgage/Asset Backed - 0.9%
 30,000   Bear Stearns Commercial Mortgage
	    Securities, Inc. 6.440%      		06/16/30   	30,352

Cable TV - 0.3%
 10,000   Cox Communications, Inc. 3.875%    		10/01/08       	 9,566

Chemicals - 0.4%
 15,000   Chevron Phillips Chemical Co. 5.375%      	06/15/07       	14,931

Computers - 0.6%
 20,000   Hewlett-Packard Co. 3.625%      		03/15/08      	19,342

Electric - 5.8%
 20,000   Alabama Power Co. 2.800%     			12/01/06   	19,770
 15,000   CILCorp, Inc. 8.700%     			10/15/09 	16,171
 20,000   Constellation Energy Group 6.125%    		09/01/09      	20,132
 11,000   DPL, Inc. 6.875%      			09/01/11  	11,342
 15,000   Duke Energy Corp. 7.375%   			03/01/10   	15,746
 15,000   Firstenergy Corp. 5.500%    			11/15/06      	14,982
 15,000   FPL Group Capital, Inc. 6.125%    		05/15/07       	15,047
 15,000   MidAmerican Energy Holdings 3.500%  		05/15/08   	14,391
 25,000   Pepco Holdings, Inc. 6.450%    		08/15/12  	25,300
 15,000   Progress Energy, Inc. 7.10%     		03/01/11  	15,647
 15,000   TXU Energy Co. 7.000%    			03/15/13  	15,311
 20,000   Wisconsin Electric Power 3.500%  		12/01/07  	19,418
       								       203,257

Energy - 1.3%
 25,000   Conoco Funding Co. 6.350%     		10/15/11  	25,720
 20,000   Consolidated Natural Gas 5.375%  		11/01/06   	19,971
									45,691

<Page 18>


Schedule of Investments (Unaudited)				 June 30, 2006

Monetta Balanced Fund (Cont'd)

CORPORATE BONDS 				     MATURITY DATE	 VALUE
PRINCIPAL AMOUNT

Finance - 5.8%
 20,000   American General Finance 2.750% 		06/15/08  $     18,935
 20,000   Amvescap, Inc. 5.900%   			01/15/07  	20,013
 20,000   Boeing Capital Corp. 6.100%     		03/01/11    	20,316
 25,000   Countrywide Home Loan 5.500%    		08/01/06  	25,002
 15,000   General Electric Capital Corp. 8.625%     	06/15/08  	15,793
 25,000   General Motors Acceptance Corp. 6.125%      	09/15/06  	24,963
 25,000   Household Finance Corp. 7.875%       		03/01/07 	25,350
 20,000   National Rural Utilities 4.375%      		10/01/10  	19,021
 19,000   Pemex Finance Ltd. 9.030%         		02/15/11  	20,147
 15,000   SLM Corp. 3.500%        			09/30/06 	14,925
  								       204,465

Food/Beverages - 1.1%
 20,000   Campbell Soup Co. 6.900%     			10/15/06  	20,071
 20,000   Diageo Capital plc 3.375%  			03/20/08  	19,229
									39,300
Forestry - 0.1%
  3,000   Weyerhaeuser Co. 6.125%     			03/15/07  	 3,002

Insurance - 1.2%
 15,000   GE Global Insurance Holdings 7.500%      	06/15/10    	15,854
 25,000   Reinsurance Group of America 6.750%      	12/15/11    	25,664
						 			41,518
Medical - 0.4%
 15,000   Quest Diagnostic, Inc. 6.750%    		07/12/06  	15,002

Multimedia - 0.5%
 16,000   Time Warner Cos, Inc. 8.180%     		08/15/07  	16,415

Regional Authority - 1.5%
 25,000   Province of British Columbia 4.300%   	05/30/13  	23,724
 25,000   Quebec Province 7.125%     			02/09/24 	28,504
									52,228
Regional Malls - 0.4%
 15,000   Simon Property Group LP 7.000%   		07/15/09  	15,480

Telephone - 1.5%
 10,000   Deutsche Telekom Int'l Finance 8.500%        	06/15/10  	10,736
 15,000   France Telecom 7.750%      			03/01/11   	16,113
 25,000   Verizon Pennsylvania 5.650%      		11/15/11 	24,257
									51,106
Transportation - 0.4%
 15,000   Union Pacific Co. 7.250%       		11/01/08    	15,550

Total Corporate Bonds         					       960,149
  (Cost $977,661) (a)



<Page 19>



Schedule of Investments (Unaudited)				  June 30, 2006

Monetta Balanced Fund (Cont'd)

U.S. GOVERNMENT AGENCIES - 5.0%			    MATURITY DATE	  VALUE
PRINCIPAL AMOUNT
 25,000   Federal National Mortgage Assoc. 3.750%  	09/15/08    $    24,123
100,000   Private Export Funding 5.685%    		05/15/12  	100,810
 60,000   Tennessee Valley Authority 4.700%    		07/15/33  	 52,306

Total U.S. Government Agencies         					177,239
  (Cost $189,311) (a)

TREASURY NOTES - 4.3%
PRINCIPAL AMOUNT
 10,000   U.S. Treasury Note 4.250%    			08/15/13  	  9,487
125,000   U.S. Treasury Note 6.500%    			11/15/26  	143,399

Total Treasury Notes      						152,886
  (Cost $150,906)

VARIABLE DEMAND NOTES - 0.4%
PRINCIPAL AMOUNT
 14,500   Wisconsin Corp. Central Credit Union 5.020%    		 14,500

Total Investments - 100.0%          				      3,532,411
  (Cost $3,137,744) (a)

Other Net Assets Less Liabilities - 0.0%        			   (614)

Net Assets - 100.0%     					     $3,531,797


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $443,709 and aggregate gross unrealized depreciation is $49,042, resulting in net unrealized appreciation of $394,667.

See accompanying notes to financial statements.

* Non-income producing security.


<Page 20>


Schedule of Investments (Unaudited)				  June 30, 2006

Monetta Intermediate Bond Fund


CORPORATE BONDS - 80.6%					MATURITY DATE	  VALUE
PRINCIPAL AMOUNT

Auto - 1.0%
  75,000   Daimlerchrysler NA Holding Co. 4.875%     	06/15/10    $    71,693

Banks - 11.2%
  80,000   Bank of New York 4.950%     			01/14/11    	 77,797
 150,000   Bank One Corp. 6.875%         		08/01/06      	150,139
 105,000   PNC Funding Corp. 7.500%      		11/01/09      	110,548
 175,000   Royal Bank of Scotland Group PLC 9.118%    	03/31/49    	192,185
 125,000   Washington Mutual, Inc. 5.625%    		01/15/07   	124,892
 165,000   Wells Fargo & Co. 5.125%      		02/15/07    	164,503
  									820,064

Mortgage/Asset Backed - 2.5%
 180,000   Bear Stearns Commercial Mortgage Securities,
	     Inc. 6.440%     				06/16/30   	182,113

Electric - 1.0%
  75,000   Consumers Energy Co. 4.800%        		02/17/09     	 72,934

Cable TV - 1.2%
  90,000   Cox Communications, Inc. 3.875%     		10/01/08      	 86,092

Chemicals - 1.5%
 110,000   Chevron Phillips Chemical Co. 5.375%    	06/15/07    	109,494

Computers - 1.3%
 100,000   Hewlett-Packard Co. 3.625%   		03/15/08      	 96,709

Electric - 18.5%
 100,000   Alabama Power Co. 2.800%    			12/01/06      	 98,851
 135,000   CILCorp, Inc. 8.700%   			10/15/09       	145,543
 100,000   Constellation Energy Group 6.125%   		09/01/09       	100,658
  75,000   Detroit Edison Co. 6.125%   			10/01/10     	 75,588
  80,000   DPL, Inc. 6.875%     			09/01/11      	 82,484
 135,000   Duke Energy Corp. 7.375%      		03/01/10    	141,714
 135,000   Firstenergy Corp. 5.500%    			11/15/06   	134,840
 110,000   FPL Group Capital, Inc. 6.125%    		05/15/07     	110,346
  50,000   MidAmerican Energy Holdings 3.500%          	05/15/08     	 47,971
 125,000   Pepco Holdings, Inc. 6.450%       		08/15/12     	126,502
  80,000   Progress Energy, Inc. 7.10%      		03/01/11     	 83,452
 100,000   TXU Energy Co. 7.000%      			03/15/13    	102,074
 105,000   Wisconsin Electric Power 3.500%     		12/01/07     	101,947
								      1,351,970
Energy - 3.5%
 150,000   Conoco Funding Co. 6.350%     		10/15/11      	154,323
 100,000   Consolidated Natural Gas 5.375%      	11/01/06       	 99,854
									254,177


<Page 21>

Schedule of Investments (Unaudited)				  June 30, 2006

Monetta Intermediate Bond Fund (Cont'd)

CORPORATE BONDS 					MATURITY DATE	  VALUE
PRINCIPAL AMOUNT

Finance - 15.4%
 100,000   American General Finance 2.750%       	06/15/08       	 94,672
  50,000   Amvescap, Inc. 5.900%      			01/15/07   	 50,033
  80,000   Boeing Capital Corp. 6.100%   		03/01/11       	 81,262
 125,000   Countrywide Home Loan 5.500%       		08/01/06   	125,010
  30,000   Ford Motor Credit Co. 6.500%     		01/25/07   	 29,948
 160,000   General Electric Capital Corp. 8.625%      	06/15/08     	168,453
 100,000   General Motors Acceptance Corp. 6.125%       09/15/06       	 99,852
 125,000   Household Finance Corp. 7.875%          	03/01/07  	126,751
  80,000   National Rural Utilities 4.375%     		10/01/10     	 76,083
 147,250   Pemex Finance Ltd. 9.030%          	  	02/15/11    	156,138
 115,000   SLM Corp. 3.500%       			09/30/06    	114,427
 								      1,122,629

Food/Beverages - 2.7%
 100,000   Campbell Soup Co. 6.900%       		10/15/06    	100,356
 100,000   Diageo Capital PLC 3.375%			03/20/08	 96,146
									196,502

Insurance - 4.9%
 172,000   GE Global Insurance Holdings 7.500%      	06/15/10  	181,796
 175,000   Reinsurance Group of America 6.750%        	12/15/11   	179,649
        								361,445

Medical - 1.4%
 100,000   Quest Diagnostic, Inc. 6.750%      		07/12/06       	100,016

Regional Authority - 1.3%
 100,000   Province of British Columbia 4.300%      	05/30/13     	 94,894

Regional Malls - 0.9%
  65,000   Simon Property Group LP 7.000%       	07/15/09       	 67,080

Special Purpose - 3.4%
 244,400   Trains-BBB-5-2002 (b) 6.554%    		08/15/08      	245,324

Telephone - 8.9%
  95,000   AT&T Corp. 7.750%        			03/01/07     	 96,218
 125,000   Deutsche Telekom Int'l Finance 8.500%      	06/15/10      	134,196
 135,000   France Telecom 7.750%      			03/01/11     	145,018
 125,000   Sprint Capital Corp. 6.000%     		01/15/07       	125,168
 150,000   Verizon Pennsylvania 5.650%      		11/15/11 	145,544
   									646,144


Total Corporate Bonds   					      5,879,280
  (Cost $5,988,763) (a)

<Page 22>


Schedule of Investments (Unaudited)				  June 30, 2006

Monetta Intermediate Bond Fund (Cont'd)


U.S. GOVERNMENT AGENCIES - 8.3%				MATURITY DATE	  VALUE
PRINCIPAL AMOUNT
 600,000   Private Export Funding 5.685%     		05/15/12    $   604,859

Total U.S. Government Agencies     					604,859
  (Cost $638,402) (a)

TREASURY NOTES - 10.0%
PRINCIPAL AMOUNT
 745,000   U.S. Treasury Note 4.750%      		05/15/14       	726,753

Total Treasury Notes     						726,753
  (Cost $753,492) (a)

VARIABLE DEMAND NOTES - 0.2%
PRINCIPAL AMOUNT
  11,800   Wisconsin Corp. Central Credit Union 5.020%    		 11,800

Total Investments - 99.1%     		 			      7,222,692
  (Cost $7,392,457) (a)

Other Net Assets Less Liabilities - 0.9%          			 66,701


Net Assets- 100%   						     $7,289,393


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $14,423 and aggregate gross unrealized depreciation is $184,188, resulting in net unrealized depreciation of $169,765.

(b) Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

The TRAIN security was created to reflect the risk characteristics of five to ten year maturity ranges of the Lehman Credit Index, using highly liquid, index-eligible securities. The coupon represents a weighted average rate of the underlying securities held within the portfolio and is subject to revaluation upon additions and/or redemptions of those securities.

See accompanying notes to financial statements.


<Page 23>


Schedule of Investments (Unaudited)	      June 30, 2006

Monetta Government Money Market Fund

FEDERAL HOME LOAN BANK - 35.1%	VALUE
PRINCIPAL AMOUNT

550,000   4.919%, Due 07/19/06   		$   548,647
571,000   5.060%, Due 08/23/06   		    566,734
						  1,115,381

FEDERAL NATIONAL  MORTGAGE ASSOC. - 40.6%
PRINCIPAL AMOUNT

620,000   5.010%, Due 08/01/06 			    617,325
240,000   4.890%, Due 07/06/06 			    239,837
440,000   5.250%, Due 09/06/06   		    435,701
						  1,292,863

FEDERAL HOME LOAN MORTGAGE CORP. - 24.6%
PRINCIPAL AMOUNT

485,000  5.215%, Due 09/19/06  			    479,379
305,000  4.980%, Due 05/25/06 			    303,396
						    782,775


Total Investments - 100.3%  			  3,191,019
  (Cost $3,191,019) (a)

Other Net Assets
  Less Liabilities - (0.3%)   			     (9,363)

Net Assets - 100%    			         $3,181,656




(a) Cost is identical for book and tax purposes.

See accompanying notes to financial statements.


<Page 24>





Statements Of Assets And Liabilities						 June 30, 2006
(In Thousands, Except Per Share)				 	  	   (Unaudited)



				     Select     Mid-Cap              Intermediate  Government
		    	 Monetta   Technology   Equity    Balanced	Bond	  Money Market
		           Fund	     Fund	 Fund	    Fund	Fund	       Fund

Assets:
Investments at market value, except for the
 Government Money Market Fund
 which is at amortized cost
 (cost:  $49,994; $1,213;
 $5,459; $3,138;
 $7,393; $3,191)	  $ 58,108     $ 1,316   $ 6,566   $ 3,533     $ 7,223      $ 3,191
Cash			         0         (a)	     (a)       (a)	     0	          0
Receivables:
 Interest and dividends         56	    1	      2	        21	    95		  0
 Investments sold	     2,190        270	    690	         0	     0		  0
Fund shares sold	         0	    0	      3	         0	     0		  0
Other assets		        11	    6	      4	         1	     5		  1

Total Assets		    60,365      1,593     7,265      3,555       7,323	      3,192

Liabilities:
Payables:
 Custodian bank			 3	    0	      0		 0	     4		  6
 Investment advisory fees
 (Note 2)		        44	    1	      4		 1	     2		  0
 Distribution and service
  charges payable		 0	    1	      8		 4	     6		  0
 Investments purchased	     2,323        284	    769		 0	     0		  0
 Fund shares redeemed	         2	    1	      0		 3	     4		  0
 Income distribution payable	 0	    0	      0		 0	     0		  0
 Accrued expenses		88         13	     18	        15	    18		  4

Total Liabilities	     2,460        300       799	        23	    34		 10

Net Assets		    57,905      1,293	  6,466	     3,532	 7,289	      3,182

Analysis of net assets:
Paid in capital (b)	    64,499      2,865	 10,304	     4,774	 7,486	      3,182
Accumulated undistributed
 net investment
 income (loss) 	              (216)       (28)	    (43)        (a)	    (a)	          0
Accumulated undistributed
 net realized gain (loss)  (14,492)    (1,647)   (4,902)    (1,637)	   (27)		  0
Net unrealized appreciation
 on investments		     8,114        103	  1,107	       395	  (170)		  0

Net Assets                $ 57,905    $ 1,293	$ 6,466	   $ 3,532     $ 7,289	    $ 3,182


Shares of capital stock      4,638
Shares of beneficial
  interest issued
  outstanding			         180	    781       316	   744	      3,182
Net asset value, offering
  price and redemption price
  per share                $ 12.48    $ 7.19	 $ 8.28   $ 11.18       $ 9.80	     $ 1.00

See accompanying notes to financial statements.

(a) Rounds to less than $1,000.

(b) Monetta Fund - $46 of $.01 par value and $64,453 of additional paid in capital, 100 million shares authorized. Each fund of the Monetta Trust has an unlimited number of no par value shares of beneficial interest authorized.


<Page 25>


Statements Of Operations				   For Six Months Ended June 30, 2006
(In Thousands)									   (Unaudited)



 				     Select     Mid-Cap              Intermediate   Government
		    	 Monetta   Technology   Equity    Balanced	Bond	   Money Market
		           Fund	     Fund	 Fund	    Fund	Fund	       Fund

Investment Income and
  Expenses
Investment income:
  Interest		   $ 43	      $ 1	   $ 5	    $ 33	$ 192		$ 72
  Dividend	            234	        4	    26	      22	    0		   0
  Miscellaneous		      3	        0	     0	       0	    3		   0

Total investment income	    280	        5	    31	      55	  195		  72

Expenses:
Investment advisory
  fee (Note 2)		    285		6	    26	       7	   14		   4
Distribution expense
  (Note 6)		      0		2	     9	       5	    8		   2
Accounting expense	     15		1	     3	       2	    2		  (a)
Admin/Compliance expense     15		1	     3	       2	    2		  (a)
Custodial fees and bank
  cash management fee	     12	       (a)	     3	       1	    1		   1
State registration	     10		7	     7	       8	    7		   3
Transfer and shareholder
  servicing agent fee	     92		9	    12	       9	   12		   8
Audit/Tax service	     16		5	     5	       5	    5		   4
Legal			     31		1	     4	       2	    5		   1
Printing		     16		1	     2	       2	    2		  (a)
Other			      4	       (a)	    (a)	      (a)	   (a)	          (a)

Total expenses		    496		33	    74	      43	   58		  23

Expenses waived/reimbursed    0		 0	     0	       0	    0		 (13)
Expenses net of waived,
  reimbursed expenses and
  fees paid indirectly      496		33	    74	      43	   58		  10
Net investment
  income (loss)	   	   (216)       (28)	   (43)	      12	  137		  62
Realized and unrealized
  gain (loss) on investments:
Realized gain on
  investments:
Proceeds from sales	 50,490      1,618	 5,964	     654 	1,783	       9,720
Cost of securities sold	 48,863      1,564	 5,597	     667	1,810	       9,720
Net realized gain (loss)
  on investments	  1,627	        54	   367	     (13)	  (27)		   0
Net unrealized
  appreciation (depreciation)
  on investments:
Beginning of period	  7,018	       312	 1,153	     335	  (63)	 	   0
End of period		  8,114	       103	 1,107	     395	 (170)		   0
Net change in net
  unrealized appreciation
  (depreciation) on
  investments during the
  period	   	  1,096       (209)	   (46)      60	         (107)	           0
Net realized and
  unrealized gain (loss)
  on investments	  2,723       (155)	   321	     47	         (134)		   0


Net increase (decrease)
  in net assets from
  operations		$ 2,507	    $ (183)	 $ 278	   $ 59	          $ 3	        $ 62

See accompanying notes to financial statements.

(a) Rounds to less than $1,000.

<Page 26>


Statements Of Changes
  In Net Assets           For Six Months Ended June 30, 2006 (Unaudited)
  (In Thousands)                       and Year Ended December 31, 2005


										Select
					 	Monetta	  	     	      Technology
					 	 Fund			 	 Fund
				   	  2006		2005		  2006		2005
From investment activities:

Operations:
  Net investment income (loss)	        $ (216)	       $ (276)		$ (28)	      $ (69)
  Net realized gain (loss)
    on investments			 1,627		6,652		   54		 77
  Net change in net unrealized
    appreciation (depreciation)
      on investments during
        the period			 1,096		1,790		 (209)		 30
  Net increase (decrease)
    in net assets from operations	 2,507		8,166		 (183)		 38
  Distribution from net
    investment income			     0		    0		    0		  0
  Distribution from net
    realized gains			     0		    0		    0		  0

  Increase (decrease) in net
    assets from
    investment activities                2,507		8,166		 (183)		 38

From capital transactions
(Note 3):

  Proceeds from shares sold		   690		1,320		  127		268
  Net asset value of shares issued
  through dividend reinvestment		     0		    0		    0		  0
  Cost of shares redeemed	        (4,617)	       (8,347)	         (200)	       (419)
Increase (decrease) in net assets
  from capital transactions 	        (3,927)	       (7,027)		  (73)	       (151)

Total increase (decrease)
  in net assets			        (1,420)		1,139		 (256)	       (113)

Net assets at beginning of period       59,325	       58,186		1,549	      1,662

Net assets at end of period	      $ 57,905	     $ 59,325         $ 1,293	    $ 1,549
Accumulated undistributed
  net investment income                    $ 0		  $ 0		  $ 0		$ 0


See accompanying notes to financial statements.

(a) Rounds to less than $1,000.




<Page 27>



	                             Mid-Cap			    Intermediate      Government
	                             Equity	     Balanced	   	Bond	     Money Market
	                              Fund	       Fund		Fund		 Fund
                                  2006     2005	   2006	   2005	    2006     2005    2006      2005

From investment activities:

Operations:
  Net investment income (loss)   $ (43)	  $ (88)   $ 12	    $ 9	   $ 137    $ 281    $ 62      $ 69
  Net realized gain (loss)
    on investments	           367      812	    (13)    126	     (27)      30	0	  0
  Net change in net unrealized
    appreciation (depreciation)
    on investments during
    the period	                   (46)	     44	     60	    (28)    (107)    (211)	0	  0
  Net increase (decrease)
    in net assets from operations  278      768	     59	    107	       3      100      62        69
  Distribution from net
    investment income	             0	      0	    (12)     (9)    (137)    (281)    (62)      (69)
  Distribution from net
    realized gains	             0	      0	      0	      0	       0       (7)	0	  0

Increase (decrease) in net
  assets from investment
  activities                       278      768	     47      98	    (134)    (188)	0	  0


From capital transactions
(Note 3):

  Proceeds from shares sold        182      393	     55	    388	     159    1,389     337     1,674
  Net asset value of shares
    issued through dividend
    reinvestment	             0	      0	     12       8	     117      249      62        68
  Cost of shares redeemed         (907)	 (1,494)   (315)   (712)  (1,090)  (2,871)   (431)   (1,676)

Increase (decrease) in net
   assets from capital
   transactions 	          (725)	 (1,101)   (248)   (316)    (814)  (1,233)    (32)       66

Total increase (decrease)
  in net assets		          (447)	   (333)   (201)   (218)    (948)  (1,421)    (32)       66

Net assets at beginning of
  period                         6,913	  7,246	  3,733	  3,951	   8,237    9,658   3,214     3,148

Net assets at end of period    $ 6,466	$ 6,913	$ 3,532	$ 3,733	 $ 7,289  $ 8,237 $ 3,182   $ 3,214

Accumulated undistributed
  net investment income	           $ 0	    $ 0	 $   (a)    $ 0	    $ (a)     $ 0     $ 0       $ 0


<Page 28>



Notes To Financial Statements				June 30, 2006

1.  SIGNIFICANT ACCOUNTING POLICIES:
Monetta Fund, Inc. (Monetta Fund) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The objective of the Monetta Fund is capital appreciation by investing primarily in equity securities believed to have growth potential. The Fund presently invests primarily in growth companies of all market capitalization ranges.

Monetta Trust (the Trust) is an open-end diversified management investment company registered under the 1940 Act, as amended.
The following funds are series of the Trust:

Select Technology Fund. The primary objective of this Fund is capital appreciation. The Fund invests at least 80% of its assets in common stocks of technology-related companies. There is no limit on the market capitalization of the companies the Fund may invest in.

Mid-Cap Equity Fund. The primary objective of this Fund is long-term capital growth by investing in common stocks believed to have above average growth potential. The Fund typically invests in companies within a market capitalization range of $1 billion to $10 billion.

Balanced Fund. The objective of this Fund is to seek a favorable total rate of return through capital appreciation and current income consistent with preservation of capital, derived from investing in a portfolio of equity and fixed income securities.

Intermediate Bond Fund. The objective of this Fund is to seek high current income consistent with the preservation of capital by investing primarily in marketable debt securities.

Government Money Market Fund. The primary objective of this Fund is to seek maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in U.S. Government securities maturing in thirteen months or less from the date of purchase and repurchase agreements for U.S. Government securities. U.S. Government securities include securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

The Monetta Family of Mutual Funds is comprised of the Monetta Fund, Inc. and each of the Trust's Series, and is collectively referred to as the Funds. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America.

(a)	Securities Valuation
	Investments are stated at market value based on the last
	reported sale price on national securities exchanges,
	or the NASDAQ Market, on the last business day of the period.
	Listed securities and securities traded on the over-the-counter markets that did not trade on the last business day are valued
	at the mean between closing bid and asked quotes provided by
	the exchange where the security is principally traded, or at
	the NASDAQ official closing prices if applicable. Debt securities
	are generally valued on the basis of market quotations provided
	by pricing services approved by the Boards. Long-term debt securities for which market quotations are not readily available are valued
	based on valuations provided by pricing services which may employ electronic data processing techniques, including a matrix system,
	to determine valuations. Short-term debt securities for which market quotations are not readily available are valued by use of a matrix prepared by the Adviser based on quotations for comparable securities. The difference between the cost and fair value of such investments
	are reflected as unrealized appreciation or depreciation.
	Debt securities, having maturities of 60 days or less, 	are stated
	at amortized cost, which is substantially equivalent to market value.

	Securities held by the Government Money Market Fund are valued utilizing the amortized cost method, permitted in accordance with Rule 2(a)-7 under the 1940 Act, which amortizes discount/premium on a constant basis to the maturity of the security.

	Securities for which market quotations are not readily available or
	are deemed unreliable are valued at their fair 	value in accordance
	with procedures established by the Boards of Directors and Trustees.

<Page 29>

Notes To Financial Statements				June 30, 2006

(b)	Use of Estimates
        The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires the Funds' management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from those estimates.

(c)	General
	Security transactions are accounted for on a trade date basis. Daily realized gains and losses from security transactions are reported on the first-in, first-out cost basis. Interest income is recorded daily on the accrual basis and dividend income on the ex-dividend date. Bond discount/ premium is amortized using the interest method and included in interest income, where applicable.

(d)	Federal Income Taxes
	It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required.

	The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2005, the losses amounted to:


					Amount of
	Fund			    Loss Carryforward   Will expire between
	Monetta Fund		       $16,116,370	December 31, 2009 and December 31, 2010
	Monetta Select Technology Fund	$1,700,893	December 31, 2009 and December 31, 2010
	Monetta Mid-Cap Equity Fund 	$5,263,012	December 31, 2009 and December 31, 2012
	Monetta Balanced Fund 		$1,614,456	December 31, 2009 and December 31, 2010





	It is the Board's intent not to distribute any realized gains until the capital loss carry forwards have been offset or expire.

	Net realized gains or losses differ for financial reporting and tax purposes as a result of losses from wash sales and post October 31 losses which are not recognized for tax purposes until the first day of the following fiscal year.

(e)	Distributions of Incomes and Gains
	Distributions to shareholders are recorded by the Funds (except for the Government Money Market Fund) on the ex-dividend date. The Government Money Market Fund declares dividends daily and automatically reinvests such dividends daily. Due to inherent differences in the characterization of short-term capital gains under accounting principles generally accepted in the United States of America, and for federal income tax purposes, the amount of distributable net investment income for book and federal income tax purposes may differ.

	For federal income tax purposes, a net operating loss recognized in the current year cannot be used to offset future year's net investment income. For the year ended December 31, 2005 the Monetta Fund,
	Monetta Select Technology Fund and Monetta Mid-Cap Equity Fund had net operating losses of $276,618, $69,385 and $89,157, respectively, for tax purposes which were primarily reclassified from accumulated undistributed net investment income to accumulated paid-in capital (APIC).

	In addition for the year ended December 31, 2005, the Monetta Fund and Monetta Mid-Cap Equity Fund had reclassifications between undistributed net investment income and accumulated undistributed net realized gains (losses) related to REIT distributions of $938 and $965, respectively.


<Page 30>

Notes To Financial Statements					June 30, 2006

	As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

					    Select   Mid-Cap	       Intermediate Government
		 	 	Monetta   Technology Equity   Balanced	  Bond	      Money
                                  Fund	    Fund      Fund	Fund	  Fund	   Market Fund
	Undistributed Ordinary
	  Income		  __	     __	       __	__	$26	     __
	Undistributed Long-Term
	  Capital Gain		  __	     __	       __	__	$32,025	     __

	The tax character of distributions paid during the calendar year ended December 31, 2005, were as follows:

				            Select    Mid-Cap	       Intermediate Government
			        Monetta	  Technology  Equity  Balanced	  Bond	      Money
                                  Fund	    Fund       Fund	Fund	  Fund	   Market Fund
	Ordinary Income		  __	     __		__  $8,674    $281,176     $69,400
	Long-Term Capital Gain	  __	     __		__	__	$6,567		__


2.	RELATED PARTIES:
	Robert S. Bacarella is an officer and director of the Funds and also an officer, director and majority shareholder of the investment adviser, Monetta Financial Services, Inc. (Adviser). For the year ended December 31, 2005, remunerations required to be paid to all interested directors or trustees has been absorbed by the Adviser. Fees paid to outside Directors or Trustees have been absorbed by the respective Funds.

	Each Fund pays an investment advisory fee to the Adviser based on that Fund's individual net assets, payable monthly, at the following annual rate:

			First $300 million in	Next $200 million in	Net assets over
		             net assets		    net assets	          $500 million

	Monetta Fund		0.95%		       0.90%		      0.85%
	Monetta Select
	  Technology Fund	0.75%		       0.70%		      0.65%
	Monetta Mid-Cap
	  Equity Fund		0.75%		       0.70%		      0.65%

	Monetta Balanced Fund			0.40% of total net assets
	Monetta Intermediate Bond Fund		0.35% of total net assets
	Monetta Government Money Market Fund	0.25% of total net assets

	From these fees the Adviser pays for all necessary office facilities,
	equipment and personnel for managing the assets of each fund. In addition,
	the Adviser pays for all expenses in determining the daily price computations,
	placement of securities orders and related bookkeeping. Investment advisory
	fees and Rule 12b-1 fees waived through June  30, 2006, for the Government
	Money Market Fund, were $3,952 and $1,553, respectively.

	Accounting and Admin/Compliance Expenses reported on the Statement of
	Operations were paid to Fund Services Group, LLC, an affiliate of the Adviser
	and Sub-Adviser, as approved by the respective Funds' Boards effective
	October 1, 2004.

	Monetta Financial Services, Inc., as of June 30, 2006, owned 2,879 shares or 1.60% of the Select Technology Fund and 11,267 shares or 3.57% of the Balanced Fund.

3.	SUB-ADVISER:
	Effective December 3, 2001, the Adviser entered into a Sub-Advisory
	agreement with Ambassador Capital Management LLC to manage the Intermediate
	Bond Fund, the Government Money Market Fund and the fixed-income portion of
	the Balanced Fund. The sub-advisory fees are paid to Ambassador Capital
	Management LLC by the Adviser, and are paid only on Net Assets in excess of
	$30 million. These fees are: Intermediate Bond Fund, 0.10%; Balanced Fund,
	0.10% (applies only to the fixed-income portion of the portfolio); and the
	Government Money Market Fund, 20% of the fee charged by the Adviser.


<Page 31>

Notes To Financial Statements					June 30, 2006
4.	CAPITAL STOCK AND SHARE UNITS:
	There are 100,000,000 shares of $.01 par value capital stock authorized for the Monetta Fund. There is an unlimited number of no par value shares of beneficial interest authorized for each series of the Trust.



										    Government
				     Select     Mid-Cap	             Intermediate     Money
			  Monetta  Technology   Equity	  Balanced	Bond	      Market
			   Fund	     Fund	 Fund	    Fund	Fund	       Fund



2005 Beginning Shares	5,599,519   208,703   1,017,828	   366,933	947,743	    3,147,801
Shares sold		  121,265    34,841	 53,284	    36,215	138,147	    1,673,785
Shares issued upon
  dividend reinvestment         0         0           0        802       24,745        68,416
Shares redeemed          (773,984)  (54,763)   (204,379)   (66,167)    (284,337)   (1,675,603)
Net increase (decrease)
  in shares outstanding	 (652,719)  (19,922)   (151,095)   (29,150)    (121,445)       66,598
2006 Beginning Shares	4,946,800   188,781     866,733    337,783      826,298     3,214,399
Shares sold		   54,128    15,154      20,981      4,833       16,119       337,098
Shares issued upon
  dividend reinvestment		0         0           0      1,063       11,800        62,091
Shares redeemed		 (362,717)  (24,169)   (107,110)   (27,792)    (110,295)     (431,932)
Net increase (decrease)
  in shares outstanding	 (308,589)   (9,015)    (86,129)   (21,896)     (82,376)      (32,743)
Ending Shares		4,638,211   179,766     780,604    315,887      743,922     3,181,656






5.	PURCHASES AND SALES OF INVESTMENT SECURITIES:
	The cost of purchases and proceeds from sales of securities for the six months
	ended June 30, 2006 excluding short-term securities were:

								        Proceeds from
						    Cost of Purchases Sales of Securities


		Monetta Fund			     $ 46,691,306     $ 50,489,936
		Monetta Select Technology Fund		1,517,173	 1,618,391
		Monetta Mid-Cap Equity Fund		5,153,602	 5,964,350
		Monetta Balanced Fund			1,517,173	   653,928
		Monetta Intermediate Bond Fund		1,024,725	 1,783,234

	The cost of purchases and proceeds from the sales of government securities included in the preceding numbers were as follows: Balanced Fund, $95,122 and $91,422, respectively; and Intermediate Bond Fund, $824,819 and $796,602, respectively.

6.	DISTRIBUTION PLAN:
	The Trust and its shareholders have adopted a service and distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Annual fees under the Plan of up to 0.25% of the annual net assets of the Select Technology, Mid-Cap Equity, Balanced and Intermediate Bond Funds and up to 0.10% for the Government Money Market Fund are accrued daily. The distributor is Quasar Distributors, LLC.

<Page 32>

Notes To Financial Statements 					June 30, 2006


Financial highlights for the Monetta Fund for a share outstanding throughout the period are as follows:

MONETTA FUND

				  Six Months
		      	        Ended 6/30/06
		       	         (Unaudited)	2005	  2004	    2003     2002     2001



Net asset value at beginning
  of period			  $11.992    $10.391	$10.252    $7.885   $9.296   $11.779

Net investment income (loss)	   (0.045)    (0.053)	  0.012    (0.052)  (0.056)   (0.013)
Net realized and  unrealized
  gain (loss) on investments	    0.537      1.654	  0.139     2.419   (1.355)   (2.470)

Total from
  investment operations		    0.492      1.601	  0.151     2.367   (1.411)   (2.483)

Less:
  Distributions from net
    investment income		    0.000      0.000	 (0.012)    0.000    0.000     0.000
  Distributions from short-term
    capital gains, net		    0.000      0.000	  0.000     0.000    0.000     0.000
  Distributions from net
    realized gains		    0.000      0.000	  0.000     0.000    0.000     0.000

Total distributions		    0.000      0.000	 (0.012)    0.000    0.000     0.000

Net asset value at end of period  $12.484    $11.992    $10.391   $10.252   $7.885    $9.296

Total return 			    4.09%     15.40%	  1.49%    30.08%  (15.27%)  (21.05%)
Ratios to average net assets:
  Expenses - Net 		    1.66%      1.75%	  1.43%     1.60%    1.65%     1.49%
  Expenses - Gross (a)		    1.66%      1.78%	  1.60%     1.81%    1.80%     1.55%
  Net investment income (loss)	   (0.36%)    (0.48%)	  0.12%    (0.59%)  (0.66%)   (0.12%)
Portfolio turnover		    79.7%     170.2%     385.8%    427.7%   609.1%    469.5%
Net assets ($ thousands)	  $57,905    $59,325  	$58,186   $64,061  $56,401   $74,086


(a) Gross Expense Ratio reflects fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

<Page 33>




Notes To Financial Statements 					June 30, 2006

Financial highlights for each fund of the Trust for a share outstanding throughout the period are as follows:


SELECT TECHNOLOGY FUND

			           Six Months
		      	         Ended 6/30/06
		       	          (Unaudited)	 2005	  2004	   2003     2002     2001



Net asset value
at beginning of period		     $8.203	$7.964	 $8.208	  $5.398   $10.414  $13.450

Net investment income (loss)	     (0.153)	(0.349)	 (0.206)  (0.264)  (0.158)   (0.125)
Net realized and unrealized
  gain (loss) on investments	     (0.856)	(0.588)	 (0.038)   3.074   (4.858)   (2.875)

Total from investment operations     (1.009)	(0.239)	 (0.244)   2.810   (5.016)   (3.000)

Less:
  Distributions from net
    investment income		      0.000	 0.000	  0.000	   0.000    0.000     0.000
  Distributions from short-term
    capital gains, net		      0.000	 0.000	  0.000	   0.000    0.000    (0.030)
  Distributions from net
    realized gains		      0.000	 0.000	  0.000	   0.000    0.000    (0.006)

Total distributions		      0.000	 0.000	  0.000	   0.000    0.000    (0.036)

Net asset value at end of period     $7.194	$8.203	 $7.964	  $8.208   $5.398    $10.414

Total return 			    (12.32%)	(3.02%)  (3.05%)  52.04%  (48.13%)  (22.34%)
Ratios to average net assets:
  Expenses - Net (a)		      4.39% 	 5.05%	  3.23%	   4.13%    2.50%     2.50%
  Expenses - Gross (b)		      4.39%	 5.08%	  4.07%	   5.49%    5.27%     2.91%
  Net investment income (loss)	     (1.83%)	(4.59%)  (2.72%)  (3.83%)  (2.24%)   (1.10%)
  Portfolio turnover		     101.5%	101.0%	 113.2%   112.8%   104.8%    472.1%
Net assets ($ thousands)	     $1,293	$1,549	 $1,662	  $2,016   $1,463    $3,068


(a) The net expense ratio is after reimbursed and indirect expenses paid. The expense ratio after reimbursed expenses but before indirect expenses paid would be 4.36%, 3.21% and 2.53% for the years ended December 31, 2003, December 31, 2002 and December 31, 2001, respectively. There were no reimbursed expenses for the six months ended June 30, 2006 nor for the years ended December 31, 2005 and 2004, respectively.

(b) Gross Expense Ratio reflects fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.


<Page 34>

Notes To Financial Statements 					June 30, 2006

MID-CAP EQUITY FUND

				Six Months
			       Ended 6/30/06
			        (Unaudited)    2005	  2004	    2003      2002	 2001



Net asset value
at beginning of period		  $7.976     $7.119	 $7.100	   $4.849    $6.670	$11.802

Net investment income (loss)	  (0.052)     (0.095)	 (0.064)   (0.075)   (0.074)	(0.056)
Net realized and unrealized
  gain (loss) on investments	   0.360       0.952	  0.083	    2.326    (1.747)	(5.025)

Total from investment operations   0.308       0.857	  0.019	    2.251    (1.821)	(5.081)

Less:
  Distributions from net
    investment income		   0.000       0.000	  0.000	    0.000      0.000	 0.000
  Distributions from short-term
    capital gains, net 		   0.000       0.000	  0.000	    0.000      0.000	(0.039)
  Distributions from net
    realized gains		   0.000       0.000	  0.000	    0.000      0.000	(0.012)

Total distributions		   0.000       0.000	  0.000	    0.000      0.000	(0.051)

Net asset value at end of period  $8.284      $7.976     $7.119    $7.100     $4.849    $6.670

Total return 			   3.76%      12.08%	 (0.28%)   46.39%    (27.29%)  (43.05%)
Ratios to average net assets:
  Expenses - Net 		   2.16%       2.31%	  1.70%	    1.78%      1.89%	 1.45%
  Expenses - Gross (a)		   2.16%       2.34%	  1.98%	    2.11%      2.12%	 1.58%
  Net investment income (loss)	  (0.62%)     (1.29%)	 (0.97%)   (1.25%)    (1.31%)	(0.71%)
  Portfolio turnover		   76.4%      175.0%	 311.1%    315.1%     235.8%	328.3%
Net assets ($ thousands)	  $6,466      $6,913	 $7,246	   $8,354     $5,540	$8,455


(a) Gross Expense Ratio reflects fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.


<Page 35>

Notes To Financial Statements 						June 30, 2006

BALANCED FUND

				Six Months
			       Ended 6/30/06
				(Unaudited)	2005	   2004	      2003	 2002	  2001



Net asset value
at beginning of period		 $10.053      $10.767	 $10.274     $8.660   $10.282  $12.813

Net investment income (loss)	   0.038	0.025	   0.067      0.065	0.129	 0.279
Net realized and unrealized
  gain (loss) on investments	   0.128       (0.285)	   0.493      1.617    (1.596)	(2.504)

Total from investment operations   0.166       (0.310)	   0.560      1.682    (1.467)	(2.225)

Less:
  Distributions from net
    investment income		  (0.038)      (0.024)	  (0.067)    (0.068)   (0.155)	(0.284)
  Distributions from short-term
    capital gains, net 		   0.000	0.000	   0.000      0.000	0.000	(0.007)
  Distributions from net
    realized gains		   0.000	0.000	   0.000      0.000	0.000	(0.015)

Total distributions		  (0.038)      (0.024)	  (0.067)    (0.068)   (0.155)	(0.306)

Net asset value at end of period $11.181      $10.053	 $10.767    $10.274    $8.660  $10.282

Total return 			   1.52%	2.83%	   5.55%     19.45%   (14.28%) (17.34%)
Ratios to average net assets:
  Expenses - Net 		   2.32%	2.61%	   1.66%      1.66%   	1.57%	 1.10%
  Expenses - Gross (a)		   2.32%	2.64%	   2.07%      2.05%	1.80%	 1.23%
  Net investment income		   0.34%	0.23%	   0.63%      0.69%     1.39%	 2.58%
  Portfolio turnover		   13.5%	76.5%	  148.6%     120.6%    131.1%	211.5%
Net assets ($ thousands)	  $3,532       $3,733	  $3,951     $4,516    $4,318	$6,530



(a) Gross Expense Ratio reflects fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.




<Page 36>

Notes To Financial Statements						June 30, 2006

INTERMEDIATE BOND FUND

				Six Months
			      Ended 6/30/06
			       (Unaudited)      2005	   2004	       2003	  2002	   2001


Net asset value at
beginning of period		  $9.969      $10.190	  $10.500    $10.461	 $9.993	  $10.352

Net investment income		   0.175        0.319	    0.324      0.349	  0.425	    0.587
Net realized and unrealized
  gain (loss) on investments	  (0.171)      (0.215)	   (0.079)     0.041	  0.473	   (0.121)

Total from investment operations   0.004	0.104	    0.245      0.390	  0.898	    0.466

Less:
  Distributions from net
    investment income		  (0.174)      (0.317)	   (0.325)    (0.351)	 (0.430)   (0.589)
  Distributions from short-term
    capital gains, net 		   0.000	0.000	    0.000      0.000     0.000	   (0.163)
  Distributions from net
    realized gains		   0.000       (0.008)	    0.230      0.000	  0.000    (0.073)

Total distributions		  (0.174)      (0.325)	   (0.555)    (0.351)	 (0.430)   (0.825)

Net asset value at end of period  $9.799       $9.969     $10.190    $10.500    $10.461    $9.993

Total return 			   0.04%	1.05%	    2.38%      3.78%	  9.24%     4.44%
Ratios to average net assets:
  Expenses - Net 		   1.49%	1.52%	    1.19%      0.81%	  0.76%     0.65%
  Expenses - Gross (a)		   1.49%	1.52%	    1.19%      0.91%	  0.84%     0.73%
  Net investment income		   1.75%	3.15%	    2.98%      3.31%	  4.21%     5.57%
  Portfolio turnover		   12.9%	18.3%	    61.7%      75.7%	 163.9%    263.0%
Net assets ($ thousands)	  $7,289       $8,237	   $9,658    $19,051	$26,409   $32,857

(a) Gross Expense Ratio reflects fees paid indirectly and any portion of the management fee waived by the Adviser. Effective July 1, 2001, the Adviser elected not to waive any portion of the management fee.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

<Page 37>




Notes To Financial Statements						June 30, 2006

GOVERNMENT MONEY MARKET FUND

			        Six Months
			      Ended 6/30/06
		               (Unaudited)	2005	    2004      2003     2002      2001



Net asset value at
beginning of period		  $1.000       $1.000	   $1.000    $1.000   $1.000    $1.000

Net investment income		   0.020	0.025	    0.008     0.006    0.012     0.036
Net realized and unrealized
gain (loss) on investments	   0.000	0.000	    0.000     0.000    0.000     0.000

Total from investment
  operations		           0.020	0.025	    0.008     0.006    0.012     0.036

Less:
  Distributions from net
    investment income	          (0.020)      (0.025)	   (0.008)   (0.006)  (0.012)   (0.036)
  Distributions from short-term
    capital gains, net 		   0.000	0.000	    0.000     0.000    0.000     0.000
  Distributions from net
    realized gains		   0.000	0.000	    0.000     0.000    0.000     0.000

Total distributions		  (0.020)      (0.025)	   (0.008)   (0.006)  (0.012)   (0.036)

Net asset value at end of period  $1.000       $1.000      $1.000    $1.000   $1.000    $1.000

Total return			   2.00%	2.54%	    0.86%     0.56%    1.25%	 3.67%
Ratios to average net assets:
  Expenses - Net (a)		   0.62%	0.63%	    0.49%     0.56%    0.46%	 0.38%
  Expenses - Gross (b)		   1.50%	2.04%	    1.43%     1.58%    1.24%	 1.09%
  Net investment income		   1.99%	2.53%	    0.85%     0.56%    1.24%	 3.61%
  Portfolio turnover		     N/A	  N/A	      N/A       N/A	 N/A	   N/A
Net assets ($ thousands)	  $3,182       $3,214	   $3,148    $3,630   $4,075	$4,167



(a) The net expense ratio is after reimbursed and indirect expenses paid. For the Government Money Market Fund, the expense ratio after reimbursed expenses but before indirect expenses paid would be 1.32%, 0.64% and 0.88% for the years ended December 31, 2003, December 31, 2002 and December 31, 2001, respectively. There were no indirect expenses paid for the six months ended June 30, 2006 and the years ended December 31, 2005 and 2004, respectively.

(b) Ratios of expenses and net income adjusted to reflect investment advisory fees and charges of the Trust's custodian and transfer agent assumed by the investment advisor, as well as fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.


<Page 38>



Directors/Trustees  							       June 30, 2006

Name (Year Of Birth)		Principal Occupation 	  		       Other Directorships and
Position(s) Held with Fund	During Past 5 Years	  		       Affiliations

Independent ("Disinterested") Directors

John L. Guy (1952)		Senior Vice President, &
Trustee since 1993		Executive Director, Wachovia Corp.
Director since 1998		(formerly First Union Nat'l Bank),
				Business Banking,  General Bank Group,
				from Nov. 1999 through April 2006.

Marlene Z. Hodges (1948) 	Controller, Gladson LLC (privately owned firm
Director and Trustee 		providing database services to consumer pack-
since 2001			aged goods manufacturers and retailers) since
 				Jan. 2006; CFO, Abraham Lincoln Center from
				March 2003 through Jan. 2006; Director of
				Finance Sears Roebuck & Company from 1970,
				retired Nov. 2001.

Mark F. Ogan (1942)		Sr. Vice President & Chief Operating Officer,	Director JMI-USA, Inc
Director since 1988		Rand McNally & Company, since July 2003;	and Director Montini
Trustee since 1993		President, DuPage Capital Management, Ltd.,	Catholic High School.
				from April 1995 through July 2003.

Inside ("Interested") Directors

Robert S. Bacarella (1949)	Chairman, Chief Executive Officer and
Director and President 		President since April 1997; Chairman and Chief
since 1985			Executive Officer of Adviser, 1996 to 1997;
Trustee and President 		President of the Adviser 1984 to 1996; Director
since 1993			of the Adviser since 1984.



John W. Bakos (1947) 		Inventory Manager - Women's, Sears Roebuck
Director since 1985 		& Co., since 1969.
Trustee since 1996




All of the above Directors/Trustees were elected by shareholders at the December 3, 2001 Special Meeting of Monetta Fund, Inc. and Monetta Trust to hold office until a successor is elected and qualified.
Each Director oversees the Monetta Fund and each Trustee oversees the five funds of the Monetta Trust.

The address for each Director and Trustee is the Adviser's office.



<Page 39>



Monetta Family of Mutual Funds
1776-A South Naperville Road
Suite 100
Wheaton, IL 60187-8133



PRESORTED STANDARD
U.S. POSTAGE
PAID
CHICAGO, IL
PERMIT NO. 941




ITEM 2.  CODE OF ETHICS

(a) The registrant has adopted a code of ethics applicable to the Monetta Fund's principal executive officer and principal financial officer, regardless of whether these individuals are employed by the Registrant or a third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The registrant has made no amendments to its Code of Ethics during the period covered by the Semi-Annual Report to Shareholders presented in
    Item 1.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the Semi-Annual Report to Shareholders presented in Item 1.

(e) Not applicable.

(f) (1) Not applicable for the period covered by the Semi-Annual Report to Shareholders presented in Item 1.
    (2) Not applicable.
    (3) The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-666-3882.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the period covered by the Semi-Annual Report to Shareholders presented in Item 1.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES


Not applicable for the period covered by the Semi-Annual Report to Shareholders presented in Item 1.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to open-end investment management companies.


ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable - the Schedule of Investments is included with the registrant's Semi-Annual Report to Shareholders presented in Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the Semi-Annual Report to Shareholders presented in Item 1.


Item 11. CONTROLS AND PROCEDURES

(a) Based on their evaluation of registrant's disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There has been no change in the registrant's internal control over Financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR270.30a-3(d)) during the registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12.  EXHIBITS

  (a)(1)  EX-99.CODE ETH - Code of Ethics, not applicable per Item 2(c)

  (a)(2)  EX-99.CERT - Section 302 Certification

          EX-99.906 CERT - Section 906 Certification


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.


REGISTRANT  Monetta Fund
BY          /s/ Robert S. Bacarella, Principal Executive Officer
DATE        September 07, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.


REGISTRANT  Monetta Fund
BY          /s/Lynn H. Waterloo, Principal Financial Officer
DATE        September 07, 2006